UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

WESTERN ASSET FUNDS, INC.

(Exact Name of Registrant as Specified In Its Charter)

Address	of Principal Executive Offices: 385 East Colorado Boulevard

Pasadena, CA 91101

Name	and address of agent for service: Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1 – Schedule of Investments

Portfolio of Investments

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 91.7%

Corporate Bonds and Notes — 25.4%
Aerospace/Defense — 0.2%
Northrop Grumman Corporation	4.079%	11/16/06	$100	$100

Banking and Finance — 6.0%
Aspetuck Trust 2004-1	3.441%	10/17/05	290	290	A
Countrywide Financial Corporation	3.469%	5/5/08	100	100	A
Ford Motor Credit Company	4.308%	9/28/07	450	435	A
Ford Motor Credit Company	6.625%	6/16/08	360	356
General Motors Acceptance Corporation	4.130%	3/20/07	10	9	A
General Motors Acceptance Corporation	4.100%	7/16/07	120	116	A
General Motors Acceptance Corporation	4.602%	9/23/08	690	638	A
HSBC Finance Corporation	3.480%	5/10/10	60	60	A
iStar Financial Inc.	3.740%	3/3/08	120	119	A
John Deere Capital Corporation	3.900%	1/15/08	120	119
Nissan Motor Acceptance Corporation	4.625%	3/8/10	90	90	B
SLM Corporation	3.361%	1/26/09	20	20	A

				2,352

Cable — 0.7%
Comcast Cable Communications, Inc.	8.375%	5/1/07	10	11
Cox Communications, Inc.	3.950%	12/14/07	130	131	A
Tele-Communications, Inc.	7.250%	8/1/05	150	150

				292

Chemicals — 0.3%
The Dow Chemical Company	7.000%	8/15/05	100	100

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	7.125%	10/15/09	90	97

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Diversified Financial Services — 1.5%
American General Finance Corporation (AGFC)	3.270%	1/18/08	30	30	A
Capital One Financial Corporation	4.738%	5/17/07	90	91
CIT Group Inc.	3.504%	5/23/08	80	80	A
General Electric Capital Corporation	3.450%	6/15/09	160	160
U.S. Bancorp	3.125%	3/15/08	130	126
Wells Fargo & Company	3.450%	3/3/06	100	100	A

				587

Diversified Services — 0.4%
Honeywell Incorporated	8.625%	4/15/06	150	155

Drug and Grocery Store Chains — 0.1%
Safeway Inc.	3.680%	11/1/05	30	30	A

Electric — 1.9%
American Electric Power Company, Inc.	6.125%	5/15/06	50	51
Appalachian Power Company	3.600%	5/15/08	150	147
DTE Energy Company	4.280%	6/1/07	165	166	A
FirstEnergy Corp.	5.500%	11/15/06	190	193
Southern California Edison Company	3.440%	1/13/06	60	60	A
Virginia Electric and Power Company	5.750%	3/31/06	110	111

				728

Energy — 1.3%
Alabama Power Company	3.484%	8/25/09	50	50	A
Pacific Gas and Electric Company	3.600%	3/1/09	90	88
Progress Energy, Inc.	6.750%	3/1/06	110	112
Sempra Energy	4.621%	5/17/07	110	111
Sempra Energy	3.754%	5/21/08	90	90	A
TXU Energy Co.	3.920%	1/17/06	50	50	A

				501

Environmental Services — 0.4%
Waste Management, Inc.	7.000%	10/15/06	135	140
Waste Management, Inc.	7.375%	8/1/10	10	11

				151

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Food, Beverage and Tobacco — 2.0%
Altria Group, Inc.	7.000%	7/15/05	100	100
Altria Group, Inc.	5.625%	11/4/08	220	228
General Mills, Inc.	6.449%	10/15/06	200	206
Kellogg Company	6.000%	4/1/06	130	132
Sara Lee Corporation	1.950%	6/15/06	120	117

				783

Investment Banking/Brokerage — 1.3%
J.P. Morgan Chase & Co.	3.310%	10/2/09	120	120	A
Lehman Brothers Holdings Inc.	3.480%	11/10/09	130	130	A
Morgan Stanley	3.421%	1/15/10	100	100	A
The Bear Stearns Companies Inc.	3.640%	9/9/09	150	151	A

				501

Media — 2.2%
Clear Channel Communications, Inc.	3.125%	2/1/07	80	78
Clear Channel Communications, Inc.	7.650%	9/15/10	20	22
Liberty Media Corporation	7.875%	7/15/09	400	427
News America Incorporated	6.625%	1/9/08	100	106
Time Warner Inc.	6.125%	4/15/06	70	71
Viacom Inc.	5.625%	5/1/07	160	163

				867

Oil and Gas — 2.0%
Amerada Hess Corporation	7.375%	10/1/09	120	133
Anadarko Petroleum Corporation	3.250%	5/1/08	170	166
Occidental Petroleum Corporation	7.375%	11/15/08	90	99
Ocean Energy Inc.	4.375%	10/1/07	80	80
Pemex Project Funding Master Trust	8.500%	2/15/08	50	55
Pemex Project Funding Master Trust	4.710%	6/15/10	140	144	A,B
Tosco Corporation	7.625%	5/15/06	115	118

				795

Paper and Forest Products — 0.4%
International Paper Company	3.800%	4/1/08	90	88
Weyerhaeuser Company	6.125%	3/15/07	70	72

				160

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	10	11

Retail — 0.3%
Target Corporation	5.400%	10/1/08	110	114

Special Purpose — 2.4%
American Honda Finance Corporation	3.330%	5/12/08	70	70	A,B
American Honda Finance Corporation	3.850%	11/6/08	34	34	B
DaimlerChrysler NA Holding Corporation	3.610%	3/7/07	40	40	A
DaimlerChrysler NA Holding Corporation	3.859%	9/10/07	340	340	A
International Lease Finance Corporation	4.625%	6/2/08	80	81
International Lease Finance Corporation	5.000%	4/15/10	60	61
Sprint Capital Corporation	6.000%	1/15/07	300	307

				933

Telecommunications (Cellular/Wireless) — 1.5%
ALLTEL Corporation	4.656%	5/17/07	310	312
AT&T Wireless Services Inc.	7.350%	3/1/06	120	123
Motorola, Inc.	4.608%	11/16/07	170	171

				606

Telecommunications Equipment — 0.3%
New York Telephone	6.000%	4/15/08	120	124

Total Corporate Bonds and Notes (Identified Cost — $10,064)				9,987

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Asset-Backed Securities — 17.9%
Fixed Rate Securities — 6.3%
ACE Securities Corp. 2003-MH1	2.200%	8/15/30	87	86	B
AmeriCredit Automobile Receivables Trust 2001-C	5.010%	7/14/08	315	317
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	400	395
Capital One Auto Finance Trust 2001-B A4	4.880%	9/15/08	234	235
Capital One Auto Finance Trust 2002-B	2.710%	10/16/06	11	11
Hyundai Auto Receivables Trust 2002-A	2.800%	2/15/07	63	63	B
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	400	400	B
Onyx Acceptance Owner Trust 2002-D	3.100%	7/15/09	113	113
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	200	201	B
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	139	141
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	500	494
Vanderbilt Mortgage Finance 2001-C	4.235%	8/7/14	4	4

				2,460

Indexed Securities A — 11.1%
AmeriCredit Automobile Loan Trust 2003-BX	3.530%	1/6/10	30	30
AQ Finance Nim Trust 2003-N13	3.544%	12/25/08	47	47	B
Bayview Financial Acquisition Trust 2004-C	3.740%	5/28/44	306	307
Centex Home Equity 2002-D	3.754%	12/25/32	2	2
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	3.684%	10/25/32	52	53
Chesapeake Funding LLC 2003-1	3.410%	8/7/08	195	195
Citibank Credit Card Issuance Trust 2000-C2	3.791%	10/15/07	90	90
Citibank Credit Card Issuance Trust 2002-C3	4.550%	12/15/09	160	163
Countrywide Asset-Backed Certificates 2001-4	3.654%	4/25/32	41	42
Countrywide Asset-Backed Certificates 2002-3	3.684%	5/25/32	21	21
Countrywide Home Equity Loan Trust 2002-C	3.460%	5/15/28	65	65
Countrywide Home Equity Loan Trust 2004-J	3.510%	12/15/33	288	288
Countrywide Home Equity Loan Trust 2004-O	3.500%	2/15/34	300	301
EQCC Trust 2002-1	3.614%	11/25/31	66	66
First North American National Bank 2003-A	3.700%	5/16/11	220	221
Fremont Home Loan Trust 2004-C	3.584%	1/25/32	261	261
GSAA Home Equity Trust 2004-9	3.694%	9/25/34	359	359
Irwin Home Equity Trust 2003-A	3.814%	10/25/27	17	18
Navistar Financial 2003-B Owner Trust	3.420%	4/15/08	200	200
New Century Home Equity Loan Trust 2001-NC1	3.550%	6/20/31	20	20
Providian Gateway Master Trust 2002-B	3.920%	6/15/09	500	502	B
Rental Car Finance Corp. 2004-1A	3.514%	6/25/09	500	500	B
Residential Asset Securities Corporation 1999-KS1	3.589%	3/25/29	108	108
Structured Asset Securities Corporation 2002-BC1 A1	3.814%	8/25/32	5	5
Superior Wholesale Inventory Financing Trust 2004-A10	3.320%	9/15/11	500	500

				4,364

Variable Rate Securities C — 0.5%
Structured Asset Securities Corporation 2004-SC1 A	8.973%	12/25/29	196	208

Total Asset-Backed Securities (Identified Cost — $7,143)				7,032

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — 12.7%
Fixed Rate Securities — 3.2%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	128	129
Countrywide Alternative Loan Trust 2004-J1 1A1	6.000%	2/25/34	77	78
Countrywide Alternative Loan Trust 2005-14	3.300%	5/25/35	277	274
Prime Mortgage Trust 2005-2	7.590%	10/25/32	330	343
Residential Asset Mortgage Products, Inc. 2004-SL2 A4	8.500%	10/25/31	60	63
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	358	374

				1,261

Indexed Securities A — 6.8%
Bank of America Mortgage Securities 2003-D	4.569%	5/25/33	258	258
Bear Stearns Commercial Mortgage Securities Incorporated 2004-ESA A1	3.436%	5/14/16	249	249	B
Crusade Global Trust 2003-2	3.620%	9/18/34	120	120
Granite Mortgages PLC 2003-1	3.335%	1/20/20	255	255
Impac CMB Trust 2002-8	3.774%	3/25/33	69	69
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A	3.470%	11/15/16	94	93	B
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	350	340
Medallion Trust 2000-2G	3.630%	12/18/31	127	127
Medallion Trust 2003-1G	3.629%	12/21/33	114	115
Merrill Lynch Mortgage Investor, Inc. 2004-SL1	3.574%	4/25/35	68	68
MLCC Mortgage Investors, Inc. 2003-H	4.735%	1/25/29	116	122
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.197%	5/25/35	390	389
Residential Asset Mortgage Products, Inc. 2002-RS6	3.764%	11/25/32	90	90
Sequoia Mortgage Trust 2003-2 A2	3.668%	6/20/33	136	135
Torrens Trust 2000-1GA	3.480%	7/15/31	57	57	B
Washington Mutual Mortgage Pass-Through Certificates 2003-AR10	4.075%	10/25/33	200	201

				2,688

Variable Rate Securities C — 2.7%
Banc of America Funding Corporation 2004-B	4.250%	12/20/34	309	313
Bear Stearns Arm Trust 2004-10	4.634%	1/25/35	157	158
Countrywide Alternative Loan Trust 2004-33	4.980%	12/25/34	81	82
Countrywide Alternative Loan Trust 2004-33	5.084%	12/25/34	179	181
J.P. Morgan Mortgage Trust 2003-A1	4.381%	10/25/33	324	314

				1,048

Total Mortgage-Backed Securities (Identified Cost — $4,935)				4,997

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 17.5%
Fixed Rate Securities — 15.3%
Fannie Mae	2.800%	3/1/19	260	258
Federal Home Loan Bank	3.125%	9/15/06	450	447
Freddie Mac	3.800%	12/27/06	870	870
Freddie Mac	3.625%	11/14/08	175	173
United States Treasury Notes	3.500%	5/31/07	2,100	2,094
United States Treasury Notes	3.000%	11/15/07	110	108
United States Treasury Notes	3.375%	9/15/09	1,500	1,480
United States Treasury Notes	3.500%	11/15/09	80	79
United States Treasury Notes	3.625%	1/15/10	460	458
United States Treasury Notes	4.000%	3/15/10	2	2
United States Treasury Notes	4.250%	11/15/14	40	41

				6,010

Indexed Securities D — 2.1%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	768	844

Total U.S. Government and Agency Obligations (Identified Cost — $6,857)				6,854

U.S. Government Agency Mortgage-Backed Securities A — 12.9%
Fixed Rate Securities — 3.3%
Fannie Mae	6.000%	12/1/35	1,150	1,178	E
Government National Mortgage Association	5.000%	12/1/35	130	131	E

				1,309

Indexed Securities A — 9.6%
Fannie Mae	4.223%	12/1/34	191	191
Fannie Mae	4.260%	12/1/34	190	190
Fannie Mae	4.333%	1/1/35	193	192
Fannie Mae	4.882%	1/1/35	388	394
Fannie Mae	4.833%	2/1/35	970	978
Fannie Mae	4.550%	3/1/35	398	399
Fannie Mae	5.115%	3/1/35	780	786
Freddie Mac	4.361%	12/1/34	96	96
Freddie Mac	4.091%	1/1/35	64	63
Freddie Mac	4.101%	1/1/35	116	115
Freddie Mac	4.507%	1/1/35	371	372

				3,776

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $5,096)				5,085

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Yankee Bonds F — 3.3%
Banks — 0.2%
The Korea Development Bank	4.750%	7/20/09	70		71

Foreign Governments — 0.5%
Russian Federation	8.250%	3/31/10	60		65
Russian Federation	8.250%	3/31/10	130		142	B

					207

Manufacturing (Diversified) — 0.5%
Tyco International Group SA	4.436%	6/15/07	200		200	B

Retail — 0.4%
Wal-Mart Stores Canada, Inc.	5.580%	5/1/06	140		142	B

Special Purpose — 0.5%
BP Capital Markets Plc	2.750%	12/29/06	100		99
ChevronTexaco Capital Company	3.500%	9/17/07	20		20
Diageo Capital Plc	3.375%	3/20/08	100		98

					217

Telecommunications — 1.2%
British Telecommunications plc	1.000%	12/15/05	120		122
Telecom Italia Capital	4.000%	1/15/10	160		155	B
Telefonos de Mexico SA de CV (Telmex)	8.250%	1/26/06	190		195

					472

Total Yankee Bonds (Identified Cost — $1,298)					1,309

Preferred Stocks — 2.0%
Fannie Mae	7.000%		14	Shs	788	A

Total Preferred Stocks (Identified Cost — $792)					788

Total Long-Term Securities (Identified Cost — $36,185)					36,052
Short-Term Securities — 6.0%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	12/5/05	50		49	G,H

Western Asset Limited Duration Bond Portfolio - Continued

	Par/Shares	Value
Repurchase Agreements — 5.9%
Repurchase Agreements — 5.9%
Goldman, Sachs & Company 3.25%, dated 6/30/05, to be repurchased at $2,319 on 7/1/05 (Collateral: $2,390 Fannie Mae notes, 2.5% due 6/15/06, value $2,369)	$2,319	2,319

Total Short-Term Securities (Identified Cost — $2,368)		2,368
Total Investments — 97.7% (Identified Cost — $38,553)		38,420
Other Assets Less Liabilities — 2.3%		889

Net Assets — 100.0%		$39,309

Net Asset Value Per Share:
Institutional Class		$9.94

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Treasury Note Futures	September 2005	10	$3
U.S. Treasury Note Futures	September 2005	23	7

			$10

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of June 30, 2005.
B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.1% of net assets.
C	The coupon rates shown on variable rate securities are the rates at June 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
D	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
E	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
G	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Collateral to cover futures contracts.

Portfolio of Investments

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 90.3%

Corporate Bonds and Notes — 42.5%
Aerospace/Defense — 0.9%
Northrop Grumman Corporation	4.079%	11/16/06	$2,120	$2,114
Raytheon Company	6.750%	8/15/07	1,032	1,083
Systems 2001 Asset Trust	6.664%	9/15/13	1,530	1,668	A
United Technologies Corporation	6.350%	3/1/11	1,280	1,410	B

				6,275

Automotive — 0.3%
General Motors Corporation	8.375%	7/15/33	2,710	2,263	B

Banking and Finance — 6.1%
Aspetuck Trust 2004-1	3.441%	10/17/05	4,000	3,999	C
Boeing Capital Corporation	6.350%	11/15/07	1,530	1,601	B
Caterpillar Financial Services Corporation	3.450%	1/15/09	1,700	1,658	B
Countrywide Financial Corporation	3.469%	5/5/08	5,150	5,154	C
Ford Motor Credit Company	4.389%	3/21/07	770	754	B,C
Ford Motor Credit Company	4.308%	9/28/07	12,240	11,828	C
Ford Motor Credit Company	6.625%	6/16/08	1,640	1,619
General Motors Acceptance Corporation	4.130%	3/20/07	1,520	1,474	C
General Motors Acceptance Corporation	6.125%	8/28/07	4,680	4,632	B
General Motors Acceptance Corporation	4.602%	9/23/08	4,018	3,715	C
General Motors Acceptance Corporation	6.750%	12/1/14	2,420	2,165	B
HSBC Finance Corporation	3.480%	5/10/10	730	730	C
Nissan Motor Acceptance Corporation	4.625%	3/8/10	1,540	1,541	A
SLM Corporation	3.361%	1/26/09	1,430	1,433	C

				42,303

Banks — 0.5%
U.S. Bank NA	2.870%	2/1/07	1,410	1,387
Wachovia Corporation	3.625%	2/17/09	1,900	1,868	B

				3,255

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Cable — 1.1%
Comcast Cable Communications, Inc.	8.375%	5/1/07	1,674	1,796	B
Comcast MO of Delaware Inc.	8.875%	9/15/05	3,096	3,123
Cox Communications, Inc.	3.950%	12/14/07	2,860	2,875	C
TCI Communications, Inc.	8.000%	8/1/05	220	221

				8,015

Chemicals — 0.3%
Rohm and Haas Company	7.400%	7/15/09	342	380	B
The Dow Chemical Company	5.750%	12/15/08	760	797
The Dow Chemical Company	6.000%	10/1/12	1,000	1,096

				2,273

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	2,360	2,540	B

Diversified Financial Services — 2.1%
Capital One Bank	4.250%	12/1/08	2,030	2,022
Capital One Financial Corporation	4.738%	5/17/07	410	413
CIT Group Inc.	3.504%	5/23/08	3,600	3,600	C
General Electric Capital Corporation	3.450%	6/15/09	3,720	3,723	C
iStar Financial Inc.	5.375%	4/15/10	1,510	1,527
U.S. Bancorp	3.125%	3/15/08	1,500	1,460
Wells Fargo & Company	3.510%	9/15/09	1,570	1,571	B,C

				14,316

Drug and Grocery Store Chains — 0.3%
Safeway Inc.	3.680%	11/1/05	740	741	C
The Kroger Co.	6.200%	6/15/12	1,090	1,173

				1,914

Electric — 2.6%
American Electric Power Company, Inc.	6.125%	5/15/06	766	779
Appalachian Power Company	3.600%	5/15/08	3,350	3,288	B
Carolina Power & Light Company	5.950%	3/1/09	1,175	1,237
Commonwealth Edison Company	6.150%	3/15/12	325	359
Dominion Resources, Inc.	4.125%	2/15/08	490	488
Dominion Resources, Inc.	4.750%	12/15/10	540	543

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Dominion Resources, Inc.	5.700%	9/17/12	1,970	2,078
DTE Energy Company	4.280%	6/1/07	1,480	1,485	C
FirstEnergy Corp.	6.450%	11/15/11	2,600	2,841
Niagara Mohawk Power Corporation	7.750%	10/1/08	2,150	2,362
Ohio Edison Company	4.000%	5/1/08	760	752	B
The Cleveland Electric Illuminating Company	5.650%	12/15/13	2,115	2,224

				18,436

Energy — 2.6%
Alabama Power Company	3.484%	8/25/09	1,400	1,401	C
Duke Energy Corporation	3.750%	3/5/08	1,080	1,067
Duke Energy Corporation	6.250%	1/15/12	1,330	1,451
Exelon Corporation	6.750%	5/1/11	2,200	2,443
MidAmerican Energy Holdings Company	5.875%	10/1/12	1,020	1,083
Pacific Gas and Electric Company	3.600%	3/1/09	2,850	2,784	B
Progress Energy, Inc.	5.850%	10/30/08	1,250	1,301
Progress Energy, Inc.	7.100%	3/1/11	1,650	1,838
Sempra Energy	4.621%	5/17/07	1,730	1,738
Sempra Energy	3.754%	5/21/08	1,930	1,933	C
TXU Energy Co.	3.920%	1/17/06	890	890	C

				17,929

Environmental Services — 0.8%
Waste Management, Inc.	6.875%	5/15/09	2,300	2,490
Waste Management, Inc.	7.375%	8/1/10	2,480	2,773

				5,263

Food, Beverage and Tobacco — 2.4%
Altria Group, Inc.	7.000%	7/15/05	2,000	2,002
Altria Group, Inc.	5.625%	11/4/08	3,000	3,112	B
General Mills, Inc.	6.449%	10/15/06	3,000	3,083
Kraft Foods Inc.	5.625%	11/1/11	1,750	1,856
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	2,441	2,565	A
Philip Morris Companies, Inc.	6.950%	6/1/06	1,390	1,423
Sara Lee Corporation	2.750%	6/15/08	2,050	1,962	B
Sara Lee Corporation	6.250%	9/15/11	670	719

				16,722

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Gas and Pipeline Utilities — 0.6%
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	1,630	1,845
The Williams Companies, Inc.	8.125%	3/15/12	1,900	2,156	B

				4,001

Health Care — 0.3%
WellPoint Inc.	3.750%	12/14/07	2,100	2,073

Insurance — 0.2%
ACE INA Holdings Inc.	8.300%	8/15/06	1,610	1,681

Investment Banking/Brokerage — 4.0%
J.P. Morgan & Co. Incorporated	5.342%	2/15/12	2,190	2,451	C
J.P. Morgan Chase & Co.	3.310%	10/2/09	6,080	6,090	C
J.P. Morgan Chase Capital XIII	4.440%	9/30/34	150	148	C
Lehman Brothers Holdings Inc.	3.480%	11/10/09	4,660	4,672	C
Merrill Lynch & Co. Inc.	3.439%	2/5/10	2,880	2,882	C
Morgan Stanley	3.421%	1/15/10	5,600	5,607	C
The Bear Stearns Companies Inc.	3.640%	9/9/09	1,140	1,143	C
The Bear Stearns Companies Inc.	4.550%	6/23/10	1,380	1,390	B
The Goldman Sachs Group, Inc.	3.538%	3/2/10	3,260	3,254	B,C

				27,637

Investment Management — 0.3%
Dryden Investor Trust	7.157%	7/23/08	2,333	2,428	A

Media — 3.5%
Clear Channel Communications, Inc.	6.000%	11/1/06	2,730	2,772
Clear Channel Communications, Inc.	4.625%	1/15/08	2,820	2,788	B
Clear Channel Communications, Inc.	4.250%	5/15/09	350	337
Cox Enterprises, Inc.	8.000%	2/15/07	1,150	1,211	A
Liberty Media Corporation	7.875%	7/15/09	8,150	8,698
News America Incorporated	6.625%	1/9/08	3,124	3,297	B
Time Warner Inc.	6.875%	5/1/12	1,740	1,963
Turner Broadcasting System, Inc.	8.375%	7/1/13	1,830	2,244
Viacom Inc.	5.625%	8/15/12	730	747	B

				24,057

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Medical Care Facilities — 0.3%
HCA, Inc.	8.750%	9/1/10	1,705	1,938	B

Oil and Gas — 3.2%
Amerada Hess Corporation	7.375%	10/1/09	2,440	2,705
Anadarko Petroleum Corporation	3.250%	5/1/08	3,990	3,884
Occidental Petroleum Corporation	7.375%	11/15/08	2,370	2,607
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	315	319
Pemex Project Funding Master Trust	8.500%	2/15/08	1,000	1,095
Pemex Project Funding Master Trust	4.710%	6/15/10	5,680	5,859	A,C
Sonat Inc.	7.625%	7/15/11	4,880	4,917
XTO Energy, Inc.	7.500%	4/15/12	1,060	1,219

				22,605

Paper and Forest Products — 0.8%
International Paper Company	3.800%	4/1/08	1,660	1,631	B
International Paper Company	6.750%	9/1/11	1,000	1,090
Weyerhaeuser Company	5.250%	12/15/09	290	296	B
Willamette Industries, Inc.	7.125%	7/22/13	2,270	2,551

				5,568

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	7.250%	11/15/13	2,470	2,597	B

Retail — 0.1%
Wal-Mart Stores, Inc.	3.375%	10/1/08	600	588	B

Special Purpose — 5.4%
American Honda Finance Corporation	3.330%	5/12/08	2,180	2,179	A,C
Conoco Funding Company	5.450%	10/15/06	733	746
DaimlerChrysler NA Holding Corporation	3.610%	3/7/07	1,650	1,645	C
DaimlerChrysler NA Holding Corporation	3.859%	9/10/07	6,070	6,070	B,C
DaimlerChrysler NA Holding Corporation	4.875%	6/15/10	1,800	1,791	B

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Devon Financing Corporation ULC	6.875%	9/30/11	2,500	2,797	B
International Lease Finance Corporation	4.625%	6/2/08	950	957
International Lease Finance Corporation	5.000%	4/15/10	5,160	5,262	B
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	1,160	1,154	B
Sprint Capital Corporation	4.780%	8/17/06	1,970	1,985	D
Sprint Capital Corporation	6.125%	11/15/08	1,390	1,464
Sprint Capital Corporation	8.375%	3/15/12	4,540	5,461
Verizon Global Funding Corp.	7.250%	12/1/10	5,000	5,668

				37,179

Telecommunications — 0.3%
Pacific Bell	6.125%	2/15/08	1,800	1,876

Telecommunications (Cellular/Wireless) — 1.7%
ALLTEL Corporation	4.656%	5/17/07	5,410	5,452
AT&T Wireless Services Inc.	7.350%	3/1/06	500	511
AT&T Wireless Services Inc.	7.500%	5/1/07	1,690	1,790
AT&T Wireless Services Inc.	8.125%	5/1/12	2,304	2,761
Motorola, Inc.	4.608%	11/16/07	1,570	1,582	B

				12,096

Transportation — 1.0%
Continental Airlines, Inc.	6.545%	2/2/19	1,318	1,320
Delta Air Lines, Inc.	6.619%	3/18/11	503	481
Delta Air Lines, Inc.	6.718%	7/2/24	2,393	2,511
U.S. Airways	6.850%	1/30/18	1,299	1,302
Union Pacific Corporation	7.250%	11/1/08	250	272
Union Pacific Corporation	6.650%	1/15/11	1,000	1,113

				6,999

Total Corporate Bonds and Notes (Identified Cost — $293,797)				294,827

Asset-Backed Securities — 4.6%
Fixed Rate Securities — 1.0%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	1,825	1,825
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	800	680
Green Tree Financial Corporation 1994-6	8.900%	1/15/20	3,763	3,959
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	38	38
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	782	795

				7,297

Indexed Securities — 3.4% C
AFC Home Equity Loan Trust 2003-3	3.664%	10/25/30	2,112	2,114	A
AMRESCO Residential Securites Mortgage Loan Trust 1998-2	4.139%	6/25/28	408	408

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Capital One Auto Finance Trust 2003-A	3.380%	10/15/07	2,458	2,459
CNH Equipment Trust 2003-A	3.400%	7/16/07	2,553	2,553
Countrywide Asset-Backed Certificates 2002-BC1	3.644%	4/25/32	1,352	1,353
Household Home Equity Loan Trust 2002-3	3.710%	7/20/32	1,826	1,828
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	3.574%	3/25/31	1,022	1,022
MMCA Automobile Trust 2002-1	3.500%	1/15/10	356	356
Morgan Stanley ABS Capital I 2003-NC8 A2	3.674%	9/25/33	1,789	1,797
MSDWCC HELOC Trust 2003-1	3.584%	11/25/15	2,821	2,832
Residential Asset Securities Corporation 2003-KS1	3.684%	1/25/33	1,521	1,525
Sovereign Dealer Floor Plan Master LLC 2000-1A	3.470%	10/15/07	5,500	5,503	A

				23,750

Stripped Securities — 0.2%
ACA CDS 2002-1, Ltd.	3.565%	7/15/08	7,600	581	E1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	4,560	561	E1

				1,142

Total Asset-Backed Securities (Identified Cost — $32,420)				32,189

Mortgage-Backed Securities — 6.1%
Fixed Rate Securities — 3.4%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	799	809
Banc of America Funding Corporation 2005-B	5.143%	4/25/35	3,984	4,016
Bear Stearns ALT-A Trust 2005-2	4.832%	4/25/35	3,945	3,963
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,830	4,151
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	899	948
Merrill Lynch Mortgage Investors, Inc. 1998-C1	6.310%	11/15/26	367	371
Merrill Lynch Mortgage Investors, Inc. 2005-A2	4.505%	2/25/35	1,162	1,157
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.975%	4/25/35	1,307	1,317
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.975%	4/25/35	4,066	4,100
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	1,500	1,533
Ocwen Residential MBS Corporation 1998-R1	7.000%	10/25/40	283	285	A
Washington Mutual Mortgage Pass-Through Certificates 2004-AR11	4.620%	10/25/34	678	676
Wells Fargo Mortgage Backed Securities Trust 2002-18	5.500%	12/25/32	152	152

				23,478

Indexed Securities C — 2.3%
Commercial Mortgage Pass-Through Certificates 2002-FL 7	3.570%	11/15/14	847	848	A

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Countrywide Home Loans 2003-49	3.697%	12/19/33	1,000	974
Impac CMB Trust 2003-12	3.694%	12/25/33	2,934	2,938
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	7,300	7,092
Wells Fargo Mortgage Backed Securities Trust 2004-S	3.540%	9/25/34	4,350	4,237

				16,089

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1997-1	0.370%	2/18/22	704	8	A,E1

Variable Rate Securities F — 0.4%
Countrywide Home Loans 2004-20	4.739%	9/25/34	2,991	3,073

Total Mortgage-Backed Securities (Identified Cost — $43,043)				42,648

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 26.3%
Fixed Rate Securities — 21.4%
Fannie Mae	7.250%	1/15/10	200	227
Fannie Mae	4.375%	3/15/13	3,540	3,598
Fannie Mae	4.625%	5/1/13	290	293	B
Fannie Mae	5.125%	1/2/14	1,300	1,356
Fannie Mae	4.625%	10/15/14	6,270	6,430
Federal Farm Credit Bank	4.875%	4/4/12	3,160	3,297
Federal Home Loan Bank	3.125%	9/15/06	6,000	5,953
Federal Home Loan Bank	4.125%	4/18/08	2,460	2,476
Federal Home Loan Bank	5.800%	3/30/09	600	633
Overseas Private Investment Corporation	7.740%	8/15/07	3,000	2,887
Tennessee Valley Authority	5.625%	1/18/11	460	494
Tennessee Valley Authority	6.790%	5/23/12	3,390	3,925
Tennessee Valley Authority	4.650%	6/15/35	240	241
United States Treasury Bonds	6.250%	5/15/30	120	156	B
United States Treasury Bonds	5.375%	2/15/31	2,060	2,431	B
United States Treasury Notes	2.375%	8/15/06	30	30	B
United States Treasury Notes	2.500%	10/31/06	3,640	3,588	B
United States Treasury Notes	2.250%	2/15/07	2,370	2,319	B
United States Treasury Notes	3.125%	5/15/07	3,860	3,823	B
United States Treasury Notes	4.375%	5/15/07	980	993	B
United States Treasury Notes	6.625%	5/15/07	2,290	2,413	B
United States Treasury Notes	2.750%	8/15/07	520	510	B
United States Treasury Notes	3.750%	5/15/08	24,240	24,293	B
United States Treasury Notes	3.875%	5/15/09	4,870	4,898	B
United States Treasury Notes	4.000%	6/15/09	5,240	5,297	B
United States Treasury Notes	3.625%	1/15/10	6,760	6,728	B
United States Treasury Notes	3.500%	2/15/10	11,550	11,434	B
United States Treasury Notes	4.000%	4/15/10	28,935	29,252	B
United States Treasury Notes	4.250%	11/15/14	18,020	18,443	B

				148,418

Indexed Securities G — 4.7%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	9,935	10,513	B
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,917	2,845	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	1,526	1,676	B
United States Treasury Inflation-Protected Security	1.875%	7/15/13	742	757	B
United States Treasury Inflation-Protected Security	2.000%	1/15/14	6,791	6,996	B
United States Treasury Inflation-Protected Security	2.000%	7/15/14	2,601	2,680	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	6,616	7,242	B

				32,709

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/27	3,790	1,441	B,E2

Total U.S. Government and Agency Obligations (Identified Cost — $181,972)				182,568

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities — 2.8%
Fixed Rate Securities — 0.5%
Fannie Mae	6.500%	6/1/14	235	245
Fannie Mae	8.000%	9/1/15	105	112
Fannie Mae	9.500%	4/15/21	71	79
Freddie Mac	4.500%	1/15/13	2,450	2,508
Freddie Mac	6.500%	6/1/13 to 11/1/15	107	112
Freddie Mac	7.500%	4/1/17	6	6
Freddie Mac	9.300%	4/15/19	114	114
Government National Mortgage Association	9.500%	9/15/05	2	2
Government National Mortgage Association	9.000%	6/15/06	17	18

				3,196

Indexed Securities C — 2.3%
Fannie Mae	3.398%	3/1/18	43	43
Fannie Mae	4.320%	11/1/34	1,279	1,280
Fannie Mae	4.199%	12/1/34	1,359	1,353
Fannie Mae	4.882%	1/1/35	4,560	4,622
Fannie Mae	3.777%	3/1/35	2,179	2,136
Fannie Mae	4.799%	4/1/35	1,670	1,681
Freddie Mac	3.854%	1/1/19	18	19
Freddie Mac	4.361%	12/1/34	576	575
Freddie Mac	4.490%	12/1/34	2,855	2,862
Freddie Mac	4.091%	1/1/35	539	532
Freddie Mac	4.101%	1/1/35	986	975

				16,078

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	17	15	E2
Freddie Mac	10.000%	3/1/21	14	3	E1

				18

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $19,454)				19,292

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds H — 6.6%
Banking and Finance — 1.1%
HBOS Treasury Services plc	4.000%	9/15/09	1,530	1,519	A,B
HSBC Holdings plc	7.500%	7/15/09	5,700	6,370

				7,889

Banks — 0.8%
Royal Bank of Scotland Group plc	9.118%	3/31/49	3,000	3,573
The Korea Development Bank	4.750%	7/20/09	60	61	B
The Korea Development Bank	3.545%	10/20/09	1,980	1,980	C

				5,614

Electric — 0.3%
SP PowerAssets Limited	5.000%	10/22/13	1,965	2,036	A

Foreign Governments — 1.1%
Republic of Italy	4.000%	6/16/08	1,950	1,954
Russian Federation	5.000%	3/31/30	4,640	5,180	D
United Mexican States	8.375%	1/14/11	320	373	B

				7,507

Manufacturing (Diversified) — 0.7%
Tyco International Group SA	4.436%	6/15/07	3,350	3,357	A
Tyco International Group SA	6.375%	10/15/11	180	198
Tyco International Group SA	6.000%	11/15/13	1,020	1,109

				4,664

Special Purpose — 1.0%
ChevronTexaco Capital Company	3.500%	9/17/07	900	891	B
Deutsche Telekom International Finance BV	3.875%	7/22/08	1,610	1,592
Deutsche Telekom International Finance BV	8.500%	6/15/10	1,300	1,507
Diageo Capital Plc	3.375%	3/20/08	2,090	2,050	B
Petrozuata Finance, Inc.	8.220%	4/1/17	1,090	1,022	A

				7,062

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Telecommunications — 1.2%
British Telecommunications plc	7.875%	12/15/05	2,760		2,808
Koninklijke (Royal) KPN NV	8.000%	10/1/10	1,600		1,853
Telecom Italia Capital	4.000%	1/15/10	3,550		3,449	A

					8,110

Utilities — 0.4%
United Utilities plc	6.450%	4/1/08	2,960		3,121

Total Yankee Bonds (Identified Cost — $43,808)					46,003

Preferred Stocks — 1.4%
Fannie Mae	7.000%		165	shs	9,127	C
Fannie Mae	5.375%		1		97	C
Home Ownership Funding Corporation	13.331%		1		204	A,D
Home Ownership Funding Corporation II	13.338%		2		611	A,D

					10,039

Total Preferred Stocks (Identified Cost — $11,238)					10,039

Total Long-Term Securities (Identified Cost — $625,732)					627,566
Investment of Collateral From Securities Lending — 24.9%
State Street Navigator Securities Lending Prime Portfolio			172,728		172,728

Total Investment of Collateral From Securities Lending (Identified Cost - $172,728)					172,728
Short-Term Securities — 8.7%

U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	12/5/05	$2,205		2,172	I,J

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Repurchase Agreements — 8.4%
Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $58,163 on 7/1/05 (Collateral: $50,000 Federal Home Loan Bank notes, 5.75%, due 5/15/12, value $55,422; $4,175 Freddie Mac notes, 3.75%, due 4/15/07, value $4,295)			58,158	58,158

Total Short-Term Securities (Identified Cost — $60,274)				60,330
Total Investments — 123.9% (Identified Cost — $858,734)				860,624
Obligation to Return Collateral For Securities Lending (24.9%)				(172,728)
Other Assets Less Liabilities — 1.0%				6,678

Net Assets — 100.0%				$694,574

Net asset value per share				$10.54

See notes to financial statements.

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	September 2005	657	$(519)
Eurodollar Futures	December 2005	205	(5)
U.S. Treasury Bond Futures	September 2005	42	14
U.S. Treasury Note Futures	September 2005	641	261

			$(249)

Futures Contracts Written
U.S. Treasury Note Futures	September 2005	71	$(75)

Options Written
U.S. Treasury Note Futures Call, Strike Price $112.00	August 2005	323	$(407)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2005	365	(42)
U.S. Treasury Bond Futures Put, Strike Price $110.00	August 2005	137	27
U.S. Treasury Bond Futures Call, Strike Price $115.00	August 2005	137	(18)

			$(440)

A	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.5% of net assets.
B	All or a portion of these securities is on loan.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
G	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	All or a portion of this security is collateral to cover futures and option contracts.

Portfolio of Investments

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 92.3%

Corporate Bonds and Notes — 37.1%
Aerospace/Defense — 0.6%
Northrop Grumman Corporation	4.079%	11/16/06	$200	$199
Raytheon Company	6.750%	8/15/07	103	108

				307

Automotive — 0.1%
General Motors Corporation	8.375%	7/15/33	80	67

Banking and Finance — 5.4%
Aspetuck Trust 2004-1	3.441%	10/17/05	90	90	A
Boeing Capital Corporation	5.750%	2/15/07	120	123
Caterpillar Financial Services Corporation	3.450%	1/15/09	120	117
Countrywide Financial Corporation	3.469%	5/5/08	130	130	A
Ford Motor Credit Company	4.389%	3/21/07	40	39	A
Ford Motor Credit Company	4.308%	9/28/07	820	792	A
Ford Motor Credit Company	6.625%	6/16/08	110	109
General Motors Acceptance Corporation	4.130%	3/20/07	90	87	A
General Motors Acceptance Corporation	6.125%	8/28/07	370	366
General Motors Acceptance Corporation	6.311%	11/30/07	30	29
General Motors Acceptance Corporation	4.602%	9/23/08	270	250	A
General Motors Acceptance Corporation	6.750%	12/1/14	120	108
HSBC Finance Corporation	3.480%	5/10/10	300	300	A
John Deere Capital Corporation	3.900%	1/15/08	120	119
Nissan Motor Acceptance Corporation	4.625%	3/8/10	100	100	B
SLM Corporation	3.361%	1/26/09	70	70	A

				2,829

Banks — 0.4%
U.S. Bank NA	2.870%	2/1/07	120	118
Wachovia Corporation	3.625%	2/17/09	120	118

				236

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Cable — 1.1%
Comcast Cable Communications, Inc.	6.375%	1/30/06	70	71
Comcast Cable Communications, Inc.	8.375%	5/1/07	220	236
Cox Communications, Inc.	3.950%	12/14/07	280	281	A

				588

Chemicals — 0.5%
Rohm and Haas Company	7.400%	7/15/09	20	22
The Dow Chemical Company	5.750%	12/15/08	100	105
The Dow Chemical Company	6.000%	10/1/12	100	110

				237

Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	130	140

Diversified Financial Services — 1.8%
Capital One Bank	4.250%	12/1/08	210	209
Capital One Financial Corporation	4.738%	5/17/07	30	31
CIT Group Inc.	3.504%	5/23/08	240	240	A
General Electric Capital Corporation	3.450%	6/15/09	230	230	A
iStar Financial Inc.	5.375%	4/15/10	90	91
Wells Fargo & Company	3.510%	9/15/09	150	150	A

				951

Electric — 2.7%
Alabama Power Company	3.484%	8/25/09	120	120	A
American Electric Power Company, Inc.	6.125%	5/15/06	126	128
Appalachian Power Company	3.600%	5/15/08	120	118
Dominion Resources, Inc.	4.750%	12/15/10	20	20
Dominion Resources, Inc.	5.700%	9/17/12	80	84
DTE Energy Company	4.280%	6/1/07	180	181	A
FirstEnergy Corp.	6.450%	11/15/11	300	328
GPU, Inc.	7.700%	12/1/05	30	30
Niagara Mohawk Power Corporation	8.875%	5/15/07	70	76
Niagara Mohawk Power Corporation	7.750%	10/1/08	50	55

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
The AES Corporation	9.500%	6/1/09	150	167
The Cleveland Electric Illuminating Company	5.650%	12/15/13	110	116

				1,423

Energy — 2.9%
Dominion Resources, Inc.	4.125%	2/15/08	250	249
Duke Energy Corporation	3.750%	3/5/08	20	20
Exelon Corporation	6.750%	5/1/11	150	167
Pacific Gas and Electric Company	3.600%	3/1/09	120	117
Progress Energy, Inc.	5.850%	10/30/08	100	104
Progress Energy, Inc.	7.100%	3/1/11	170	189
Sempra Energy	4.621%	5/17/07	200	201
Sempra Energy	3.754%	5/21/08	290	290	A
TXU Corp.	6.375%	6/15/06	60	61
TXU Corp.	6.375%	1/1/08	90	93
TXU Energy Co.	3.920%	1/17/06	50	50	A

				1,541

Environmental Services — 0.7%
Waste Management, Inc.	6.875%	5/15/09	200	216
Waste Management, Inc.	7.375%	8/1/10	150	168

				384

Food, Beverage and Tobacco — 1.8%
Altria Group, Inc.	7.000%	7/15/05	90	90
Altria Group, Inc.	5.625%	11/4/08	350	363
General Mills, Inc.	6.449%	10/15/06	70	72
General Mills, Inc.	5.125%	2/15/07	100	102
Kraft Foods Inc.	5.625%	11/1/11	100	106
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	120	126	B
Sara Lee Corporation	2.750%	6/15/08	50	48
Sara Lee Corporation	6.250%	9/15/11	60	64

				971

Gas and Pipeline Utilities — 0.5%
ANR Pipeline, Inc.	8.875%	3/15/10	65	71
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	90	102
Southern Natural Gas Company	8.875%	3/15/10	85	93

				266

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Health Care — 0.3%
WellPoint Inc.	3.750%	12/14/07	170	168

Insurance — 0.3%
ACE INA Holdings Inc.	8.300%	8/15/06	150	157

Investment Banking/Brokerage — 2.7%
J.P. Morgan Chase & Co.	3.310%	10/2/09	330	330	A
J.P. Morgan Chase Capital XIII	4.440%	9/30/34	20	20	A
Lehman Brothers Holdings Inc.	3.480%	11/10/09	270	271	A
Merrill Lynch & Co., Inc.	3.439%	2/5/10	160	160	A
Morgan Stanley	3.421%	1/15/10	330	330	A
The Bear Stearns Companies Inc.	3.640%	9/9/09	70	70	A
The Bear Stearns Companies Inc.	4.550%	6/23/10	50	51
The Goldman Sachs Group, Inc.	3.538%	3/2/10	180	180	A

				1,412

Media — 3.3%
Clear Channel Communications, Inc.	6.000%	11/1/06	180	183
Clear Channel Communications, Inc.	4.625%	1/15/08	170	168
Clear Channel Communications, Inc.	4.250%	5/15/09	20	19
Clear Channel Communications, Inc.	7.650%	9/15/10	10	11
Liberty Media Corporation	7.875%	7/15/09	500	534
News America, Inc.	6.625%	1/9/08	270	285
Time Warner Inc.	6.150%	5/1/07	120	124
Time Warner Inc.	6.875%	5/1/12	120	136
Turner Broadcasting System, Inc.	8.375%	7/1/13	130	159
Viacom Inc.	5.625%	5/1/07	120	122

				1,741

Medical Care Facilities — 0.1%
HCA, Inc.	8.750%	9/1/10	50	57

Oil and Gas — 2.3%
Amerada Hess Corporation	7.375%	10/1/09	153	170
Anadarko Petroleum Corporation	3.250%	5/1/08	300	292

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Kerr-McGee Corporation	5.875%	9/15/06	115	116
Kerr-McGee Corporation	6.625%	10/15/07	60	62
Occidental Petroleum Corporation	7.375%	11/15/08	140	154
Texas Eastern Transmission Corporation	5.250%	7/15/07	320	325
XTO Energy, Inc.	7.500%	4/15/12	100	115

				1,234

Paper and Forest Products — 0.7%
International Paper Company	3.800%	4/1/08	130	128
International Paper Company	6.750%	9/1/11	50	54
Weyerhaeuser Company	5.250%	12/15/09	20	21
Weyerhaeuser Company	6.750%	3/15/12	130	143

				346

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	150	158

Retail — 0.2%
Target Corporation	5.400%	10/1/08	120	125

Special Purpose — 4.9%
American Honda Finance Corporation	3.330%	5/12/08	130	130	A,B
DaimlerChrysler NA Holding Corporation	3.610%	3/7/07	90	90	A
DaimlerChrysler NA Holding Corporation	3.859%	9/10/07	550	550	A
DaimlerChrysler NA Holding Corporation	4.875%	6/15/10	160	159
Devon Financing Corporation ULC	6.875%	9/30/11	150	168
International Lease Finance Corporation	4.625%	6/2/08	90	91
International Lease Finance Corporation	5.000%	4/15/10	320	326
National Rural Utilities Cooperative Finance Corporation	6.000%	5/15/06	200	203
Sprint Capital Corporation	4.780%	8/17/06	360	363	C
Sprint Capital Corporation	6.125%	11/15/08	140	148
Sprint Capital Corporation	8.375%	3/15/12	170	204

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	100	104	B
The Williams Companies, Inc. Credit-Linked Certificates	6.460%	5/1/09	55	58	A,B

				2,594

Telecommunications — 1.0%
BellSouth Corporation	3.393%	11/15/07	140	140	A
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	16	16
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	10	10
Pacific Bell	6.125%	2/15/08	120	125
Qwest Communications International Incorporated	7.268%	2/15/09	240	236	A

				527

Telecommunications (Cellular/Wireless) — 2.0%
ALLTEL Corporation	4.656%	5/17/07	300	302
AT&T Wireless Services Inc.	7.500%	5/1/07	420	445
AT&T Wireless Services Inc.	8.125%	5/1/12	100	120
Motorola, Inc.	4.608%	11/16/07	70	71
SBC Communications Inc.	6.250%	3/15/11	100	108

				1,046

Transportation — 0.2%
Union Pacific Corporation	6.650%	1/15/11	70	78

Total Corporate Bonds and Notes (Identified Cost — $19,622)				19,583

Asset-Backed Securities — 0.5%
Fixed Rate Securities — 0.1%
Nissan Auto Receivables Owner Trust 2002-B	4.600%	9/17/07	86	86

Indexed Securities A — 0.4%
Metris Master Trust 2004-1	3.540%	4/20/11	100	100
Morgan Stanley ABS Capital I 2003-NC8 A2	3.674%	9/25/33	62	62
Residential Asset Securities Corporation 2002-KS7	3.684%	11/25/32	49	49

				211

Total Asset-Backed Securities (Identified Cost — $298)				297

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — 2.8%
Fixed Rate Securities — 1.8%
Banc of America Funding Corporation 2005-B	5.143%	4/25/35	263	265
Bear Stearns ALT-A Trust 2005-2	4.832%	4/25/35	242	243
Countrywide Home Loans 2004-20	4.739%	9/25/34	58	59
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.975%	4/25/35	78	79
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.975%	4/25/35	254	256
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	43	44

				946

Indexed Securities A — 1.0%
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	450	437
Merrill Lynch Mortgage Investors, Inc. 2004-B	4.648%	6/25/29	74	75

				512

Total Mortgage-Backed Securities (Identified Cost — $1,459)				1,458

U.S. Government and Agency Obligations — 36.2%
Fixed Rate Securities — 32.5%
Federal Home Loan Bank	3.125%	9/15/06	100	99
Federal Home Loan Bank	4.125%	4/18/08	140	141
Tennessee Valley Authority	5.625%	1/18/11	10	11
Tennessee Valley Authority	6.790%	5/23/12	210	243
Tennessee Valley Authority	4.650%	6/15/35	20	20
United States Treasury Bonds	5.375%	2/15/31	130	153
United States Treasury Notes	3.000%	11/15/07	4,000	3,942
United States Treasury Notes	3.750%	5/15/08	3,000	3,006
United States Treasury Notes	3.375%	9/15/09	770	760
United States Treasury Notes	3.375%	10/15/09	10	10
United States Treasury Notes	3.500%	12/15/09	2,760	2,734
United States Treasury Notes	3.500%	2/15/10	2,290	2,267
United States Treasury Notes	6.500%	2/15/10	40	45
United States Treasury Notes	4.000%	4/15/10	2,210	2,234
United States Treasury Notes	4.250%	11/15/14	275	281
United States Treasury Notes	4.000%	2/15/15	160	161
United States Treasury Notes	4.125%	5/15/15	1,000	1,015

				17,122

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Indexed Securities D — 3.4%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	216	210
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,106	1,139
United States Treasury Inflation-Protected Security	2.000%	7/15/14	165	170
United States Treasury Inflation-Protected Security	2.375%	1/15/25	258	282

				1,801

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/27	410	156	E2

Total U.S. Government and Agency Obligations (Identified Cost — $19,051)				19,079

U.S. Government Agency Mortgage-Backed Securities — 3.3%
Fixed Rate Securities — 0.8%
Fannie Mae	4.625%	10/15/14	390	400

Indexed Securities A — 2.5%
Fannie Mae	4.883%	1/1/35	291	295
Fannie Mae	4.317%	12/1/34	944	944
Freddie Mac	4.091%	1/1/35	31	31
Freddie Mac	4.101%	1/1/35	58	57

				1,327

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,725)				1,727

Yankee Bonds F — 7.8%
Banking and Finance — 0.3%
HSBC Holdings plc	7.500%	7/15/09	120	134

Banks — 0.9%
Banco Santiago S.A.	3.720%	12/9/09	200	200	B
Royal Bank of Scotland Group plc	9.118%	3/31/49	180	214
The Korea Development Bank	4.750%	7/20/09	70	71

				485

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Foreign Governments — 3.1%
Federative Republic of Brazil	14.500%	10/15/09	100	130
Federative Republic of Brazil	4.313%	4/15/12	14	13	A
Federative Republic of Brazil	8.000%	4/15/14	79	81
Federative Republic of Brazil	10.125%	5/15/27	125	145
Federative Republic of Brazil	11.000%	8/17/40	40	48
Republic of Bulgaria	8.250%	1/15/15	55	69	B
Republic of Bulgaria	8.250%	1/15/15	30	38
Republic of Colombia	11.750%	2/25/20	38	50
Republic of Italy	4.000%	6/16/08	120	120
Republic of Panama	10.750%	5/15/20	38	52
Russian Federation	5.000%	3/31/30	140	157	C
Russian Federation	5.000%	3/31/30	210	235	B,C
United Mexican States	8.375%	1/14/11	365	425
United Mexican States	8.300%	8/15/31	10	12
United Mexican States	7.500%	4/8/33	40	46

				1,621

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	4.436%	6/15/07	280	281
Tyco International Group SA	6.375%	10/15/11	180	198
Tyco International Group SA	6.000%	11/15/13	50	54

				533

Special Purpose — 1.0%
ChevronTexaco Capital Company	3.500%	9/17/07	60	60
Conoco Funding Company	5.450%	10/15/06	110	112
Deutsche Telekom International Finance BV	3.875%	7/22/08	230	227
Diageo Capital Plc	3.375%	3/20/08	120	118

				517

Telecommunications — 1.0%
British Telecommunications plc	7.625%	12/15/05	150	153
France Telecom SA	7.450%	3/1/06	100	102
Telecom Italia Capital	4.000%	1/15/10	200	194
Telefonos de Mexico SA de CV	4.500%	11/19/08	100	99

				548

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Telecommunications (Cellular/Wireless) — 0.2%
Vodafone Group Plc	3.950%	1/30/08	100		100

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	170		179

Total Yankee Bonds (Identified Cost — $4,035)					4,117

Foreign Government Obligations — 3.3%
Canadian Real Return Bond	4.000%	12/1/31	187	G	219	D
Commonwealth of Australia	5.250%	8/15/10	270	H	207
Federal Republic of Germany	4.250%	1/4/14	440	I	581
Republic of France	3.000%	7/25/09	566	I	753	D

					1,760

Total Foreign Government Obligations (Identified Cost — $1,847)					1,760

Foreign Corporate Bonds — 0.1%
General Motors Corporation	8.375%	7/5/33	50	I	50

Total Foriegn Corporate Bonds (Identified Cost — $65)					50

Preferred Stocks — 1.2%
Fannie Mae	7.000%		12	shs	649	A

Total Preferred Stocks (Indentified Cost — $654)					649

Total Long-Term Securities (Identified Cost — $48,756)					48,720
Short-Term Securities — 6.4%

U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	12/5/05	147		145	J,K

Western Asset Intermediate Plus Bond Portfolio - Continued

Intermediate Plus

	Rate	Maturity Date	Par/Shares	Value
Repurchase Agreements — 6.1%
Goldman, Sachs & Company 3.25%, dated 6/30/05, to be repurchased at $3,215 on 7/1/05 (Collateral: $3,275 Federal Home Loan notes, 3.875%, due 12/20/06, value $3,287)			3,215	3,215

Total Short-Term Securities (Identified Cost — $3,368)				3,360
Total Investments — 98.7% (Identified Cost — $52,124)				52,080
Other Assets Less Liabilities — 1.3%				680

Net Assets — 100.0%				$52,760

Net Asset Value Per Share				$10.02

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	September 2005	50	$(1)
Eurodollar Futures	December 2005	14	(1)
U.S. Treasury Bond Futures	September 2005	5	2
U.S. Treasury Note Futures	September 2005	21	5

			$5

Options Written
U.S. Treasury Notes Futures Call, Strike Price $112.00	September 2005	19	$(24)
U.S. Treasury Notes Futures Call, Strike Price $114.00	September 2005	22	(2)
U.S. Treasury Notes Futures Put, Strike Price $110.00	September 2005	9	1
U.S. Treasury Notes Futures Call, Strike Price $115.00	September 2005	9	(1)

			$(26)

Open Forward Currency Exchange Contracts

	Contract to
Settlement Date	ReceiveK		DeliverK		Unrealized Gain/ (Loss)
8/10/05	USD	210	AUD	272	4
8/10/05	USD	403	CAD	498	$(4)
8/10/05	USD	1,501	EUR	1,153	106

					$106

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of June 30, 2005.
B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.9% of net assets.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
G	Denominated in Canadian dollars.
H	Denominated in Australian dollars.
I	Denominated in euro currency.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and option contracts.
L	Definitions of currency abbreviations.

AUD – Australian dollar

CAD – Canadian dollar

EUR – Euro

USD – United States dollar

Portfolio of Investments

June 30,2005 (Unaudited)

(Amounts In Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 116.8%

Corporate Bonds and Notes — 19.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corporation	7.650%	5/1/16	$225	$280	A
Northrop Grumman Corporation	4.079%	11/16/06	2,600	2,592
Raytheon Company	6.000%	12/15/10	32	34
Raytheon Company	5.500%	11/15/12	65	69
Raytheon Company	5.375%	4/1/13	705	734	A
Systems 2001 Asset Trust	6.664%	9/15/13	2,816	3,071	B
United Technologies Corporation	5.400%	5/1/35	1,460	1,534	A

				8,314

Automotive — 0.6%
Ford Motor Company	7.450%	7/16/31	15,410	12,864	A
General Motors Corporation	8.375%	7/15/33	11,020	9,202	A

				22,066

Banking and Finance — 3.2%
Boeing Capital Corporation	7.375%	9/27/10	3,240	3,706
Ford Motor Credit Company	6.625%	6/16/08	11,410	11,269	A
Ford Motor Credit Company	7.375%	10/28/09	28,395	27,747
Ford Motor Credit Company	7.875%	6/15/10	7,450	7,362	A
Ford Motor Credit Company	7.375%	2/1/11	6,435	6,268	A
Ford Motor Credit Company	7.250%	10/25/11	360	347	A
General Motors Acceptance Corporation	6.125%	9/15/06	8,090	8,096	A
General Motors Acceptance Corporation	6.125%	2/1/07	5,210	5,174	A
General Motors Acceptance Corporation	6.150%	4/5/07	2,370	2,358
General Motors Acceptance Corporation	6.125%	8/28/07	8,620	8,531	A
General Motors Acceptance Corporation	5.625%	5/15/09	19,160	17,943	A
General Motors Acceptance Corporation	7.750%	1/19/10	5,355	5,235	A
General Motors Acceptance Corporation	7.250%	3/2/11	820	769	A
General Motors Acceptance Corporation	0.000%	6/15/15	13,910	6,296	C
HSBC Finance Corporation	7.875%	3/1/07	2,800	2,965
HSBC Finance Corporation	8.000%	7/15/10	690	796

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
HSBC Finance Corporation	7.000%	5/15/12	700	794
HSBC Finance Corporation	6.375%	11/27/12	440	487	A
SB Treasury Company LLC	9.400%	12/29/49	2,930	3,284	B
SLM Corporation	4.270%	4/1/09	7,620	7,491	D

				126,918

Banks — 0.3%
Bank of America Corporation	5.250%	2/1/07	3,200	3,266	A
Bank of America Corporation	7.400%	1/15/11	1,500	1,716
Bank One Corporation	7.875%	8/1/10	4,500	5,203
Bank One Corporation	5.900%	11/15/11	2,000	2,157
Firstar Bank NA	7.125%	12/1/09	450	503

				12,845

Cable — 0.9%
Comcast Cable Communications, Inc.	6.375%	1/30/06	17,490	17,736
Comcast Corporation	6.500%	1/15/15	1,800	2,006	A
Comcast Corporation	7.050%	3/15/33	3,130	3,696	A
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,494
Cox Communications, Inc.	7.875%	8/15/09	9,640	10,801

				36,733

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	7.125%	10/15/09	7,685	8,272	A

Diversified Financial Services — 0.3%
U.S. Bancorp	3.125%	3/15/08	10,300	10,027
Wells Fargo & Company	5.000%	11/15/14	690	711	A

				10,738

Electric — 1.1%
Dominion Resources, Inc.	4.125%	2/15/08	10,850	10,804
Dominion Resources, Inc.	5.125%	12/15/09	50	51
Dominion Resources, Inc.	4.750%	12/15/10	570	573	A
Dominion Resources, Inc.	5.700%	9/17/12	2,050	2,162	A
FirstEnergy Corp.	5.500%	11/15/06	15,290	15,552
FirstEnergy Corp.	6.450%	11/15/11	340	371
FirstEnergy Corp.	7.375%	11/15/31	10,850	13,263
The Cleveland Electric Illuminating Company	5.650%	12/15/13	280	295
The Detroit Edison Company	6.125%	10/1/10	920	993

				44,064

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Energy — 1.3%
Duke Energy Corporation	5.625%	11/30/12	1,880	1,994	A
Pacific Gas and Electric Company	6.050%	3/1/34	5,500	6,062
Progress Energy, Inc.	7.100%	3/1/11	3,170	3,531	A
TXU Corp.	6.375%	6/15/06	8,380	8,522	B
TXU Corp.	4.800%	11/15/09	9,000	8,836	A,B
TXU Corp.	6.550%	11/15/34	11,020	10,823	A,B
TXU Energy Co.	3.920%	1/17/06	510	510	D
TXU Energy Co.	7.000%	3/15/13	10,000	11,152

				51,430

Environmental Services — 0.6%
Waste Management, Inc.	7.125%	10/1/07	10,330	10,928
Waste Management, Inc.	6.875%	5/15/09	2,000	2,165	A
Waste Management, Inc.	6.375%	11/15/12	2,530	2,763
Waste Management, Inc.	7.125%	12/15/17	6,000	7,024
Waste Management, Inc.	7.375%	5/15/29	1,220	1,468

				24,348

Food, Beverage and Tobacco — 0.3%
Altria Group, Inc.	7.000%	11/4/13	3,815	4,269
Altria Group, Inc.	7.750%	1/15/27	2,500	3,002
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	3,240	3,386

				10,657

Gas and Pipeline Utilities — 0.9%
Dynegy Holdings Inc.	8.750%	2/15/12	11,260	12,273	A
Southern Natural Gas Company	8.000%	3/1/32	7,390	8,405
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,110	1,306
The Williams Companies, Inc.	8.125%	3/15/12	3,730	4,234	A
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,412
The Williams Companies, Inc.	8.750%	3/15/32	3,240	3,892

				35,522

Health Care — 0.3%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,381	A
Tenet Healthcare Corporation	7.375%	2/1/13	9,462	9,344	A

				11,725

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Investment Banking/Brokerage — 0.9%
J.P. Morgan & Co. Incorporated	5.342%	2/15/12	2,000	2,239	D
J.P. Morgan Chase & Co.	5.750%	1/2/13	3,270	3,503	A
Lehman Brothers Holdings Inc.	3.265%	4/20/07	5,470	5,474	D
Merrill Lynch & Co., Inc.	3.948%	3/12/07	5,210	5,192	D
Merrill Lynch & Co., Inc.	3.375%	9/14/07	11,120	11,009
Morgan Stanley	5.300%	3/1/13	3,380	3,513	A
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,370	4,366

				35,296

Investment Management — 0.3%
Dryden Investor Trust	7.157%	7/23/08	9,657	10,051	B

Media — 1.7%
Clear Channel Communications, Inc.	4.250%	5/15/09	2,130	2,053
Liberty Media Corporation	4.910%	9/17/06	10,573	10,638	D
Liberty Media Corporation	7.875%	7/15/09	9,000	9,605
Liberty Media Corporation	5.700%	5/15/13	20,150	18,742	A
Liberty Media Corporation	3.750%	2/15/30	290	171	E
News America, Inc.	6.200%	12/15/34	2,920	3,064
Time Warner Inc.	6.875%	5/1/12	8,270	9,332	A
Time Warner Inc.	6.950%	1/15/28	2,000	2,304
Time Warner Inc.	7.625%	4/15/31	1,350	1,686
Time Warner Inc.	7.700%	5/1/32	6,250	7,906
Viacom Inc.	5.625%	8/15/12	970	992	A

				66,493

Medical Care Facilities — 1.0%
HCA, Inc.	5.750%	3/15/14	41,360	41,177	A

Oil and Gas — 1.6%
Amerada Hess Corporation	7.300%	8/15/31	12,535	15,124	A
Conoco Inc.	6.950%	4/15/29	9,950	12,500	A
ConocoPhillips	4.750%	10/15/12	1,770	1,811	A
Devon Energy Corporation	7.950%	4/15/32	4,145	5,452	A
El Paso Corporation	0.000%	2/28/21	330	177	C,E
El Paso Corporation	7.800%	8/1/31	140	136	A
El Paso Natural Gas Company	8.375%	6/15/32	3,610	4,199
Kerr-McGee Corporation	6.875%	9/15/11	17,000	18,152	A
Sonat Inc.	7.625%	7/15/11	5,000	5,038	A
XTO Energy, Inc.	7.500%	4/15/12	1,110	1,277
XTO Energy, Inc.	6.250%	4/15/13	980	1,060	A

				64,926

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Paper and Forest Products — 0.2%
International Paper Company	5.500%	1/15/14	2,315	2,364	A
Weyerhaeuser Company	6.750%	3/15/12	3,445	3,790	A

				6,154

Pharmaceuticals — N.M.
Bristol-Myers Squibb Company	5.750%	10/1/11	830	888
Merck & Co., Inc.	6.750%	9/19/05	1,000	1,007

				1,895

Photo Equipment and Supplies — 1.4%
Eastman Kodak Company	3.625%	5/15/08	17,500	16,835	A
Eastman Kodak Company	7.250%	11/15/13	34,680	36,461	A

				53,296

Real Estate — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	278	A,B

Retail — 0.1%
Target Corporation	4.000%	6/15/13	4,445	4,317	A
Wal-Mart Stores, Inc.	5.450%	8/1/06	150	152	A

				4,469

Special Purpose — 1.7%
Anadarko Finance Company	6.750%	5/1/11	1,590	1,767
ASIF Global Financing XIX	4.900%	1/17/13	2,010	2,040	B
Conoco Funding Company	6.350%	10/15/11	400	443
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	2,250	2,215	A
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	1,240	1,350
Patrons’ Legacy 2003 IV	5.775%	12/23/63	5,100	5,278	B
Rabobank Capital Funding Trust II	5.260%	12/31/49	470	483	B,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,030	3,108	B,D
Sprint Capital Corporation	6.000%	1/15/07	31,760	32,546	A
Sprint Capital Corporation	8.375%	3/15/12	7,435	8,943	A
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,053
Unilever Capital Corporation	7.125%	11/1/10	1,730	1,956
Verizon Global Funding Corp.	7.250%	12/1/10	1,720	1,949
Verizon Global Funding Corp.	6.875%	6/15/12	1,290	1,464
Verizon Global Funding Corp.	7.375%	9/1/12	1,275	1,490	A

				66,085

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Telecommunications — N.M.
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	700	712

Transportation — 0.5%
Continental Airlines, Inc.	6.900%	1/2/18	324	322
Continental Airlines, Inc.	6.545%	2/2/19	1,400	1,402
Delta Air Lines, Inc.	7.111%	9/18/11	500	473	A
Delta Air Lines, Inc.	6.718%	7/2/24	4,237	4,447
Southwest Airlines Co.	5.496%	11/1/06	9,000	9,153
United Airlines, Inc.	7.783%	1/1/14	2,539	2,352

				18,149

Total Corporate Bonds and Notes (Identified Cost — $754,711)				772,613

Asset-Backed Securities — 4.6%
Fixed Rate Securities — 0.5%
Advanta Mortgage Loan Trust 1999-3	7.590%	6/25/14	316	326
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	4,060
Equity One ABS, Inc. 2003-3	4.995%	12/25/33	8,200	8,296
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	1,072	183
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	1,275	1,277
Irwin Home Equity Loan Trust 2001-1	7.100%	9/25/31	4,374	4,364

				18,506

Indexed Securities D — 4.1%
AAA Trust 2005-2	3.414%	11/26/35	23,034	23,033	B
Aegis Asset Backed Securities Trust 2005-2	3.414%	6/25/35	32,610	32,612
Aesop Funding II LLC 2003-4A	3.490%	8/20/07	13,900	13,926	B
Amortizing Residential Collateral Trust 2002-BC1M	3.594%	1/1/32	474	475
Asset Backed Funding Certificates 2002-SB1	3.744%	4/25/18	2,323	2,332
Bayview Financial Aquisition Trust 2002-CA	3.644%	5/25/32	2,411	2,412	B
CDC Mortgage Capital Trust 2002-HE1	3.624%	1/25/33	1,455	1,458
Centex Home Equity 2000-C	3.554%	10/25/30	86	86
Centex Home Equity 2002-D	3.754%	12/25/32	59	59
CIT Group Home Equity Loan Trust 2002-1	3.604%	3/25/33	1,309	1,312
Countrywide Asset-Backed Certificates 2001-BC2	3.564%	7/25/31	164	164
Countrywide Asset-Backed Certificates 2003-BC3	3.624%	9/25/33	4,408	4,412
Countrywide Asset-Backed Certificates 2005-AB1	3.414%	5/25/35	25,166	25,170
Fleet Home Equity Loan Trust 2003-1	3.510%	1/20/33	6,728	6,736
Household Home Equity Loan Trust 2002-4A	3.810%	10/20/32	1,322	1,324
Long Beach Mortgage Loan Trust 2000-1	3.530%	1/21/31	526	526

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
New Century Home Equity Loan Trust 2001-NC1	3.550%	6/20/31	625	626
Provident Bank Home Equity Loan Trust 1999-3	3.704%	1/25/31	1,664	1,666
Providian Gateway Master Trust 2002-B	3.920%	6/15/09	7,700	7,725	B
Residential Asset Mortgage Products, Inc. 2000-RS3	3.604%	9/25/30	60	60
Residential Asset Mortgage Products, Inc. 2003-RS2	3.654%	3/25/33	797	799
Residential Asset Securities Corporation 2001-KS2	3.544%	6/25/31	1,037	1,038
Residential Asset Securities Corporation 2001-KS3	3.544%	9/25/31	460	462
Structured Asset Investment Loan Trust 2005-3	3.444%	4/25/35	31,786	31,785

				160,198

Stripped Securities — N.M.
Diversified REIT Trust 1999-1A	0.535%	3/18/11	122,587	1,915	F1

Total Asset-Backed Securities (Identified Cost — $181,256)				180,619

Mortgage-Backed Securities — 16.0%
Fixed Rate Securities — 4.2%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	5,180	5,245
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	7,838	8,242	B
Deutsche Mortgage and Asset Receiving Corporation 1998-C1	6.538%	6/15/31	11,161	11,700
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	12,900	13,056
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,590	8,703
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000	15,173
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	16,374	17,286	B
MASTR Specialized Loan Trust 2005-1	6.500%	8/25/34	2,007	2,047	B
Merrill Lynch Mortgage Investors, Inc. 1996-C2	6.960%	11/21/28	601	616
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	5,500	5,621
Nomura Asset Securities Corporation 1996-MD5A	7.070%	4/13/39	535	542
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	8,000	8,318
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	70,142	69,769
Washington Mutual 2002-S8	5.750%	1/25/33	107	107

				166,425

Indexed Securities D — 11.7%
Banc of America Funding Corporation 2005-E	2.554%	6/20/35	39,200	39,200
Chevy Chase Mortgage Funding Corporation 2003-2A	3.694%	5/25/34	8,500	8,537	B

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Countrywide Alternative Loan Trust 2005-14	3.524%	5/25/35	24,366	24,332
Countrywide Asset-Backed Certificates 2005-3	3.604%	4/25/35	32,186	32,297
Countrywide Home Loans 2005-9 1A1	3.614%	5/25/35	33,294	33,258
Countrywide Home Loans 2005-9 2A1	3.534%	5/25/35	31,772	31,752
Credit Suisse First Boston Mortgage 2003-NP6	4.214%	8/25/32	503	503	B
Credit-Based Asset Servicing and Securitization 2001-CB2	3.604%	8/25/33	1,511	1,513
Granite Mortgages PLC 2003-1	3.335%	1/20/20	5,673	5,674
Greenpoint Mortgage Funding Trust	1.000%	8/25/45	11,060	11,058
Greenpoint Mortgage Funding Trust 2005-AR1	3.534%	6/25/45	31,536	31,513
GSMPS Mortgage Loan Trust 2005-RP2	3.664%	3/25/35	30,252	30,261	B
Harborview Mortgage Loan Trust 2005-7	4.365%	6/19/45	39,200	39,592
Impac CMB Trust2003-7	3.634%	8/25/33	4,162	4,172
Medallion Trust 2000-1G	3.360%	7/12/31	234	235
Medallion Trust 2000-2G	3.630%	12/18/31	1,654	1,652
Medallion Trust 2003-1G	3.629%	12/21/33	4,017	4,025
MLCC Mortgage Investors, Inc. 2003-B	3.654%	4/25/28	9,313	9,371
MSDWCC Heloc Trust 2005-1	3.504%	7/25/17	4,734	4,734
People’s Choice Home Loan Securities Trust 2005-2	3.424%	5/25/35	32,640	32,642
Thornburg Mortgage Securities Trust 2005-2 A1	3.460%	7/25/35	19,269	19,269
Thornburg Mortgage Securities Trust 2005-2 A2	3.470%	7/25/35	19,039	19,039
Washington Mutual Mortgage Pass Through Certificates 2005-AR8	3.650%	7/25/45	45,400	45,394
Washington Mutual Mortgage Securities Corporation 2005-AR6	3.355%	4/25/45	31,520	31,451

				461,474

Stripped Securities — 0.1%
FFCA Secured Lending Corporation 1999-1A	1.626%	9/18/25	10,488	413	A,B,F1
LB-UBS Commercial Mortgage Trust 2001-C3	1.205%	6/15/36	19,154	873	A,B,F1
Structured Mortgage Asset Residential Trust 1991-8	0.070%	1/25/23	970	1	F1

				1,287

Total Mortgage-Backed Securities (Identified Cost — $629,678)				629,186

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 41.3%
United States Treasury Notes — 0.6%	3.625%	6/15/10	24,920	24,782

Fixed Rate Securities — 30.0%
Fannie Mae	4.610%	10/10/13	17,970	17,915
Federal Home Loan Bank	7.250%	2/15/07	100	105
Tennessee Valley Authority	6.750%	11/1/25	2,560	3,298
Tennessee Valley Authority	7.125%	5/1/30	2,450	3,360
United States Treasury Bonds	7.500%	11/15/16	1,490	1,953	A
United States Treasury Bonds	7.250%	8/15/22	13,010	17,704
United States Treasury Bonds	6.250%	8/15/23	1,980	2,467	A
United States Treasury Bonds	5.250%	11/15/28	5,630	6,430	A
United States Treasury Bonds	5.250%	2/15/29	21,910	25,059	A
United States Treasury Bonds	6.250%	5/15/30	61,415	79,995	A
United States Treasury Bonds	5.375%	2/15/31	25,710	30,338	A
United States Treasury Notes	1.500%	7/31/05	5,430	5,423	A
United States Treasury Notes	1.875%	12/31/05	3,340	3,315	A
United States Treasury Notes	1.500%	3/31/06	3,940	3,883	A
United States Treasury Notes	2.750%	6/30/06	10,360	10,280	A
United States Treasury Notes	2.500%	9/30/06	44,470	43,879	A
United States Treasury Notes	3.000%	12/31/06	74,435	73,752	A
United States Treasury Notes	3.125%	1/31/07	19,370	19,217	A
United States Treasury Notes	3.625%	4/30/07	7,510	7,506	A
United States Treasury Notes	3.125%	5/15/07	8,480	8,400
United States Treasury Notes	3.000%	2/15/08	22,760	22,391	A
United States Treasury Notes	3.375%	2/15/08	75,440	74,892	A
United States Treasury Notes	3.125%	10/15/08	12,680	12,459	A
United States Treasury Notes	2.625%	3/15/09	10,510	10,127	A
United States Treasury Notes	4.000%	6/15/09	72,160	72,938	A
United States Treasury Notes	3.500%	8/15/09	104,700	103,804	A
United States Treasury Notes	3.375%	10/15/09	750	739	A
United States Treasury Notes	3.500%	12/15/09	168,492	166,906	A
United States Treasury Notes	3.625%	1/15/10	2,900	2,886	A
United States Treasury Notes	3.500%	2/15/10	114,720	113,568	A
United States Treasury Notes	4.000%	4/15/10	113,870	115,116	A
United States Treasury Notes	3.875%	5/15/10	25,190	25,334	A
United States Treasury Notes	5.000%	2/15/11	2,100	2,231	A
United States Treasury Notes	2.000%	7/15/14	31	32	A
United States Treasury Notes	4.000%	2/15/15	42,740	42,892	A
United States Treasury Notes	4.125%	5/15/15	52,180	52,942	A

				1,183,536

Indexed Securities G — 10.5%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	131,297	135,466	A
United States Treasury Inflation-Protected Security	3.625%	1/15/08	10,935	11,571	A
United States Treasury Inflation-Protected Security	3.875%	1/15/09	23,371	25,429	A
United States Treasury Inflation-Protected Security	4.250%	1/15/10	75,235	84,663	A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	97,368	94,964	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	7,670	8,565	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	14,650	14,963	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	621	640	A
United States Treasury Inflation-Protected Security	1.625%	1/15/15	1,090	1,086	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	15,348	16,801	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	12,101	16,260	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	2,864	4,025	A

				414,433

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	8/15/27	1,630	625	A,F2
United States Treasury Bonds	0.000%	11/15/27	18,290	6,953	A,F2

				7,578

Total U.S. Government and Agency Obligations (Identified Cost — $1,618,742)				1,630,329

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities — 28.8%
Fixed Rate Securities — 28.8%
Fannie Mae	7.000%	9/1/07 to 2/1/33	14,867	15,677
Fannie Mae	8.000%	5/1/15	49	53
Fannie Mae	6.000%	11/1/16 to 2/1/32	3,248	3,353
Fannie Mae	5.500%	4/1/18 to 4/1/34	24,964	25,354
Fannie Mae	4.500%	7/1/18	5,367	5,346
Fannie Mae	5.000%	7/1/20	23,700	23,959	H
Fannie Mae	7.500%	6/1/25 to 7/1/29	1,138	1,217
Fannie Mae	6.500%	7/1/28 to 6/1/35	26,207	27,155
Fannie Mae	6.500%	7/1/30	114,150	118,110	H
Fannie Mae	5.000%	7/1/35	121,850	121,850	H
Fannie Mae	5.500%	7/1/35	208,750	211,555	H
Fannie Mae	6.000%	7/1/35	314,950	322,824	H
Freddie Mac	7.500%	4/1/06	N.M.	N.M.
Freddie Mac	9.750%	7/1/08	33	35
Freddie Mac	5.500%	12/1/13 to 5/1/35	33,092	33,585
Freddie Mac	6.000%	7/1/15	1,700	1,757	H
Freddie Mac	9.300%	4/15/19	219	219
Freddie Mac	4.000%	7/1/20	6,500	6,366	H
Freddie Mac	5.000%	7/1/20	19,900	20,117	H
Freddie Mac	7.000%	4/1/24 to 5/1/32	5,288	5,571
Freddie Mac	6.000%	2/1/29 to 5/1/29	253	261
Freddie Mac	6.500%	6/1/32	111	115
Freddie Mac	5.000%	6/1/33 to 8/1/33	49,768	49,848
Freddie Mac	5.500%	4/1/35	1,983	2,012
Government National Mortgage Association	10.000%	11/15/09	N.M.	N.M.
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	268	290
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	658	703
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	668	711
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	32,834	34,331
Government National Mortgage Association	6.000%	11/15/28 to 5/15/33	15,322	15,822
Government National Mortgage Association	5.500%	1/15/33	312	319
Government National Mortgage Association	5.000%	7/1/35	46,865	47,217	H
Government National Mortgage Association	6.000%	7/1/30	37,190	38,352	H

				1,134,084

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	22	5	F1
Fannie Mae	1,009.50%	2/25/20	0.010	0.3	F1
Fannie Mae	0.000%	5/25/22	205	179	F2
Fannie Mae	1,009.25%	8/25/21	1	16	F1
Financing Corporation	0.000%	4/5/19	1,150	619	F2
Freddie Mac	10.000%	3/1/21	152	34	F1
Freddie Mac	0.000%	7/15/22	25	22	F2

				875

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,134,364)				1,134,959

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds I — 5.3%
Banks — 0.2%
The Korea Development Bank	4.250%	11/13/07	6,045	6,041	B

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	4,340	4,091

Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	570	630

Foreign Governments — 2.8%
Quebec Province	5.500%	4/11/06	200	203	B
Russian Federation	5.000%	3/31/30	51,110	57,059	J
United Mexican States	8.375%	1/14/11	8,970	10,441	A
United Mexican States	8.300%	8/15/31	6,100	7,594
United Mexican States	7.500%	4/8/33	29,407	33,745	A

				109,042

Insurance — 0.1%
Korea Deposit Insurance Corp.	2.500%	12/11/05	2,400	2,645	E

Manufacturing (Diversified) — 1.7%
Tyco International Group SA	6.375%	2/15/06	16,600	16,822
Tyco International Group SA	5.800%	8/1/06	10,250	10,434
Tyco International Group SA	6.750%	2/15/11	430	477
Tyco International Group SA	6.375%	10/15/11	1,230	1,351	B
Tyco International Group SA	6.000%	11/15/13	2,300	2,501
Tyco International Group SA	7.000%	6/15/28	3,070	3,703	B
Tyco International Group SA	6.875%	1/15/29	27,780	33,159	A,B

				68,447

Mining — N.M.
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750	1,730	B

Oil and Gas — 0.1%
YPF Sociedad Anonima	7.750%	8/27/07	3,250	3,422

Special Purpose — 0.2%
Conoco Funding Company	7.250%	10/15/31	350	459
CVRD Finance Ltd.	3.791%	10/15/07	1,804	1,804	B,D
HSBC Capital Funding LP	4.610%	12/29/49	1,630	1,591	B
Petronas Capital Ltd.	7.875%	5/22/22	1,340	1,711	B
Petrozuata Finance, Inc.	8.220%	4/1/17	3,950	3,703	B

				9,268

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Telecommunications — 0.1%
British Telecommunications plc	8.375%	12/15/10	1,755		2,078
Telecom Italia Capital S.p.A.	5.250%	11/15/13	965		980	A
Telecom Italia Capital S.p.A.	4.950%	9/30/14	2,570		2,544	B

					5,602

Total Yankee Bonds (Identified Cost — $192,284)					210,918

Municipal Bonds — 0.5%
Brazos Higher Education Authority, Inc. 2005-1	3.033%	6/15/42	18,300		18,300	D

Total Municipal Bonds (Identified Cost — $18,300)					18,300

Preferred Stocks — 0.7%
Fannie Mae	5.375%		0.03	shs	8,620	E
Fannie Mae	7.000%		141		7,807	D
General Motors Corporation	5.250%		368		6,834
Home Ownership Funding Corporation	13.331%		6		1,893	B,K
Home Ownership Funding Corporation II	13.338%		5		1,699	B,K

					26,853

Total Preferred Stocks (Identified Cost — $31,243)					26,853

Total Long-Term Securities (Identified Cost — $4,560,578)					4.603,777
Investment of Collateral From Securities Lending — 25.6%
State Street Navigator Securities Lending Prime Portfolio			1,010,542	shs	1,010,542

Total Investment of Collateral From Securities Lending (Identified Cost — $1,010,542)					1,010,542
Short-Term Securities — 7.5%

U.S. Government and Agency Obligations — 0.5%
Fannie Mae	0.000%	12/5/05	19,121		18,838	C,K

Options Purchased — 0.1%
Eurodollar Futures Call, October 2005, Strike Price $95.50			270L		439
Eurodollar Futures Call, October 2005, Strike Price $95.75			207L		207
Eurodollar Futures Call, October 2005, Strike Price $96.00			2,597L		1,136
Eurodollar Futures Call, October 2005, Strike Price $96.25			276L		45

Western Asset Core Bond Portfolio - Continued

	Par/Shares		Value
Eurodollar Futures Call, October 2005, Strike Price $96.25	32	L	3
Eurodollar Futures Call, October 2005, Strike Price $96.50	263	L	5
Eurodollar Future Call, April 2006. Strike Price $95.00.	780	L	1,969
Eurodollar Futures Call, April 2006, Strike Price $96,25	554	L	138
Eurodollar Futures Put, April 2006, Strike Price $96.00	554	L	284
Eurodollar Futures Put, July 2005, Strike Price $94.00	215	L	0
Eurodollar Futures Put, October 2005, Strike Price $95.00	676	L	0
Eurodollar Futures Put, October 2005, Strike Price $95.25	2,000	L	0
Eurodollar Futures Put, October 2005, Strike Price $96.50	77	L	68
Federal Fund Futures Call, August 2005, Strike Price $96.75	414	L	4
U.S. Treasury Bond Futures Call, September 2005, Strike Price $116.00	77	L	235
U.S. Treasury Bond Futures Call, September 2005, Strike Price $118.00	109	L	208
U.S. Treasury Note Futures Call, July 2005, Strike Price $101.45	9,800,000	L	28
U.S. Treasury Note Futures Put, September 2005, Strike Price $113.00	727	L	511

			5,280

Total Options Purchased			5,280

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Data	Par/Shares	Value
Repurchase Agreements — 6.9%
Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $271,360 on 7/1/05 (Collateral: $250,000 Federal Home Loan Bank notes, 4.5%, due 11/15/12, value $257,969; $15,585 Fannie Mae notes, 6.625%, due 11/15/30, value $20,331)			271,336	271,336

Total Short - Term Securities (Identified Cost — $ 347,676)				295,454
Total Investments — 149.9% (Identified Cost — $ 5,918,796)				5,909,773
Obligation to Return Collateral for Securities Loaned — (25.6)%				1,010,542
Other Assets Less Liabilities — (24.3)%				(957,009)

Net Assets — 100%				$3,942,222

Net Asset Value Per Share
Institutional Class				$11.52

Financial Intermediary Class				$11.52

Western Asset Core Bond Portfolio - Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	June 2006	2,359	$1,900
Eurodollar Futures	March 2006	76	13
Eurodollar Futures	September 2005	3,444	(1,917)
Eurodollar Futures	December 2005	376	(244)
U.S. Treasury Bond Futures	September 2005	254	(107)
U.S. Treasury Note Futures	September 2005	185	323

			$(32)

Futures Contracts Written
Eurodollar Futures	September 2006	29	$8
U.S. Treasury Note Futures	September 2005	358	(231)

			$(223)

Options Written
CS First Boston Swaption Put, Strike Price $3,943	August 2005	78,200,000	$68
Federal Fund Futures Call, Strike Price $101.40625	July 2005	33,300,000	65
Goldman Sachs Swaption Put, Strike Price $3.9425	August 2005	51,900,000	45
U.S. Treasury Bond Futures Call, Strike Price $112.00	August 2005	114	(575)
U.S. Treasury Bond Futures Call, Strike Price $115.00	August 2005	254	(864)
U.S. Treasury Bond Futures Call, Strike Price $120.00	August 2005	630	91
U.S. Treasury Bond Futures Put, Strike Price $110.00	August 2005	418	427
U.S. Treasury Bond Futures Put, Strike Price $111.00	August 2005	695	516
U.S. Treasury Bond Futures Put, Strike Price $113.00	August 2005	575	343
U.S. Treasury Bond Futures Put, Strike Price $115.00	August 2005	925	377
U.S. Treasury Bond Futures Put, Strike Price $117.00	August 2005	233	72
U.S. Treasury Bond Futures Put, Strike Price $113.00	November 2005	223	12
U.S. Treasury Note Futures Call, Strike Price $114.00	July 2005	466	109
U.S. Treasury Note Futures Call, Strike Price $111.00	August 2005	1,931	(3,566)
U.S. Treasury Note Futures Call, Strike Price $112.00	August 2005	1,632	1,344
U.S. Treasury Note Futures Call, Strike Price $113.00	August 2005	813	(243)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2005	1,325	95
U.S. Treasury Note Futures Call, Strike Price $115.00	August 2005	1,569	274
U.S. Treasury Note Futures Put, Strike Price $106.00	August 2005	89	44
U.S. Treasury Note Futures Put, Strike Price $107.00	August 2005	382	154
U.S. Treasury Note Futures Put, Strike Price $107.50	August 2005	690	271
U.S. Treasury Note Futures Put, Strike Price $108.50	August 2005	1,293	186
U.S. Treasury Note Futures Put, Strike Price $109.00	August 2005	296	114
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2005	243	(4)

			$(645)

A	All or a portion of this security is on loan.
B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.9% of net assets.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of June 30, 2005.
E	Convertible security – Security may be converted into the issuer’s common stock.
F	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
G	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
K	All or a portion of this security is collateral to cover futures and option contracts.
L	Represents actual number of contracts.

Portfolio of Investments

June 30,2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Plus Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 105.2%

Corporate Bonds and Notes — 20.8%
Aerospace/Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$852	$907	A
Lockheed Martin Corporation	7.650%	5/1/16	1,575	1,957
Lockheed Martin Corporation	8.500%	12/1/29	20	29
Northrop Grumman Corporation	4.079%	11/16/06	3,580	3,570
Raytheon Company	6.750%	8/15/07	15	16
Raytheon Company	6.000%	12/15/10	41	44
Raytheon Company	5.500%	11/15/12	75	79
Raytheon Company	5.375%	4/1/13	875	911	A
Systems 2001 Asset Trust	6.664%	9/15/13	2,716	2,963	B

				10,476

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	800	856
Russell Corporation	9.250%	5/1/10	130	137	A

				993

Auto Trucks and Parts — N.M.
Visteon Corporation	8.250%	8/1/10	1,640	1,517

Automotive — 1.1%
Ford Motor Company	7.450%	7/16/31	8,400	7,013	A
General Motors Corporation	8.375%	7/15/33	61,260	51,152	A

				58,165

Banking and Finance — 2.1%
Boeing Capital Corporation	5.800%	1/15/13	2,030	2,210	A
Ford Motor Credit Company	6.625%	6/16/08	9,080	8,968
Ford Motor Credit Company	7.375%	10/28/09	43,810	42,810
Ford Motor Credit Company	7.875%	6/15/10	4,200	4,150	A
Ford Motor Credit Company	7.375%	2/1/11	14,135	13,769	A
Ford Motor Credit Company	7.250%	10/25/11	5,760	5,543	A
General Motors Acceptance Corporation	6.750%	1/15/06	2,171	2,188
General Motors Acceptance Corporation	4.145%	5/18/06	6,410	6,380	C
General Motors Acceptance Corporation	6.311%	11/30/07	4,570	4,427
General Motors Acceptance Corporation	8.000%	11/1/31	3,800	3,391

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
HSBC Finance Corporation	7.200%	7/15/06	3,750	3,866	A
HSBC Finance Corporation	6.400%	6/17/08	20	21
HSBC Finance Corporation	6.500%	11/15/08	40	43
HSBC Finance Corporation	8.000%	7/15/10	70	81
HSBC Finance Corporation	6.375%	8/1/10	1,000	1,086
HSBC Finance Corporation	7.000%	5/15/12	160	181
HSBC Finance Corporation	6.375%	11/27/12	520	575
SB Treasury Company LLC	9.400%	12/29/49	360	404	B
SLM Corporation	4.270%	4/1/09	10,680	10,498	C

				110,591

Banks — 1.5%
Bank of America Corporation	3.050%	8/8/05	23,200	23,200	C
Bank of America Corporation	3.055%	12/9/05	23,100	23,102	C
Bank of America Corporation	5.250%	2/1/07	400	408	A
Bank of America Corporation	7.400%	1/15/11	3,090	3,537
Bank One Corporation	4.125%	9/1/07	2,780	2,791	A
Bank One Corporation	6.000%	8/1/08	150	158
Bank One Corporation	5.900%	11/15/11	2,000	2,157
Firstar Bank NA	7.125%	12/1/09	350	391
Royal Bank of Scotland/ New York	3.070%	7/5/06	21,900	21,891	C

				77,635

Cable — 0.7%
Comcast Cable Communications, Inc.	6.375%	1/30/06	12,650	12,828
Comcast Cable Communications, Inc.	6.750%	1/30/11	680	750	A
Comcast Corporation	6.500%	1/15/15	1,970	2,196	A
Comcast Corporation	7.050%	3/15/33	6,530	7,709	A
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060	1,201
Cox Communications, Inc.	7.875%	8/15/09	7,680	8,605
CSC Holdings Inc.	7.625%	4/1/11	770	761	A
CSC Holdings Inc.	6.750%	4/15/12	500	470	B
CSC Holdings Inc.	7.875%	2/15/18	260	256
CSC Holdings Inc.	7.625%	7/15/18	650	627
DirectTV Holdings	6.375%	6/15/15	960	955	B
EchoStar DBS Corporation	6.350%	10/1/08	833	852	C
EchoStar DBS Corporation	6.625%	10/1/14	805	795	A

				38,005

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Casino Resorts — 0.2%
Caesars Entertainment Inc.	8.125%	5/15/11	733	843
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,260	1,455	A
Mandalay Resort Group	9.500%	8/1/08	80	89	A
MGM MIRAGE	9.750%	6/1/07	795	862	A
MGM MIRAGE	8.500%	9/15/10	2,079	2,308	A
MGM MIRAGE	6.750%	9/1/12	815	839
MGM MIRAGE	6.625%	7/15/15	1,090	1,102	B
Premier Entertainment Biloxi LLC	10.750%	2/1/12	810	786
Station Casinos, Inc.	6.000%	4/1/12	1,110	1,127

				9,411

Chemicals — 0.1%
FMC Corporation	10.250%	11/1/09	295	332
IMC Global Inc.	10.875%	6/1/08	685	771
IMC Global Inc.	11.250%	6/1/11	132	146
IMC Global Inc.	10.875%	8/1/13	460	539
Lyondell Chemical Company	9.625%	5/1/07	836	893	A
MacDermid, Incorporated	9.125%	7/15/11	1,067	1,150
Westlake Chemical Corporation	8.750%	7/15/11	702	763

				4,594

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	860	912

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	19,905	21,424	A
International Business Machines Corporation	4.750%	11/29/12	40	41	A

				21,465

Containers and Packaging — N.M.
Graphic Packaging International Corp.	9.500%	8/15/13	90	90	A
Solo Cup Company	8.500%	2/15/14	480	449	A

				539

Diversified Financial Services — 1.0%
American General Finance Corporation (AGFC)	3.608%	6/27/08	18,300	18,294	C

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
CIT Group Inc.	6.500%	2/7/06	40	41
CIT Group Inc.	5.750%	9/25/07	80	82	A
Citigroup Global Markets Holdings Inc.	3.440%	12/12/05	12,600	12,604	C
Citigroup Inc.	5.000%	3/6/07	500	509
Citigroup Inc.	4.125%	2/22/10	2,790	2,780	A
Citigroup Inc.	5.000%	9/15/14	150	153
General Electric Capital Corporation	5.450%	1/15/13	2,555	2,710
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	3,380	3,729	B
U.S. Bancorp	3.125%	3/15/08	8,290	8,070
Wells Fargo & Company	3.480%	6/12/06	50	50	C
Wells Fargo & Company	5.000%	11/15/14	2,750	2,832	A

				51,854

Electric — 3.0%
Dominion Resources, Inc.	4.125%	2/15/08	2,000	1,992
Dominion Resources, Inc.	5.125%	12/15/09	1,260	1,293	A
Dominion Resources, Inc.	4.750%	12/15/10	1,010	1,016
Dominion Resources, Inc.	5.700%	9/17/12	3,335	3,517
FirstEnergy Corp.	5.500%	11/15/06	15,580	15,847
FirstEnergy Corp.	6.450%	11/15/11	1,640	1,792	A
FirstEnergy Corp.	7.375%	11/15/31	15,140	18,507
General Electric Company	5.000%	2/1/13	8,980	9,272
Niagara Mohawk Power Corporation	7.750%	10/1/08	500	549
NRG Energy, Inc.	8.000%	12/15/13	320	338	B
Oncor Electric Delivery Company	6.375%	1/15/15	685	759
Orion Power Holdings, Inc.	12.000%	5/1/10	1,047	1,254
The AES Corporation	9.500%	6/1/09	2,736	3,051	A
The AES Corporation	9.375%	9/15/10	2,494	2,824	A
The AES Corporation	8.875%	2/15/11	760	849
The AES Corporation	8.750%	5/15/13	18,838	21,052	B
The AES Corporation	7.750%	3/1/14	56,140	60,912	A
The AES Corporation	9.000%	5/15/15	7,700	8,643	B
The Cleveland Electric Illuminating Company	5.650%	12/15/13	1,495	1,572
The Detroit Edison Company	5.200%	10/15/12	10	10

				155,049

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Electronics — N.M.
Flextronics International Limited	6.250%	11/15/14	270	268

Energy — 0.8%
Calpine Generating Company, LLC	11.500%	4/1/11	290	259	A
Calpine Generating Company, LLC	12.390%	4/1/11	224	204	C
Duke Energy Corporation	5.625%	11/30/12	2,010	2,132	A
MidAmerican Energy Holdings Company	5.875%	10/1/12	30	32	A
Pacific Gas and Electric Company	6.050%	3/1/34	7,730	8,519	A
Peabody Energy Corporation	5.875%	4/15/16	880	880	A
Progress Energy, Inc.	7.100%	3/1/11	110	123	A
TXU Corp.	6.375%	6/15/06	9,795	9,961
TXU Corp.	4.800%	11/15/09	7,760	7,619	B
TXU Corp.	6.550%	11/15/34	13,325	13,087	A,B
TXU Energy Co.	3.920%	1/17/06	875	875	C
TXU Energy Co.	7.000%	3/15/13	10	11

				43,702

Environmental Services — 0.6%
Waste Management, Inc.	7.000%	10/15/06	5,565	5,753
Waste Management, Inc.	7.125%	10/1/07	1,060	1,121
Waste Management, Inc.	6.500%	11/15/08	4,340	4,610
Waste Management, Inc.	6.875%	5/15/09	8,000	8,661
Waste Management, Inc.	7.375%	8/1/10	6,055	6,771
Waste Management, Inc.	7.125%	12/15/17	500	585
Waste Management, Inc.	7.000%	7/15/28	3,010	3,491
Waste Management, Inc.	7.375%	5/15/29	80	96
Waste Management, Inc.	7.750%	5/15/32	750	952	A

				32,040

Food, Beverage and Tobacco — 0.4%
Altria Group, Inc.	7.000%	11/4/13	4,905	5,489
Altria Group, Inc.	7.750%	1/15/27	5,000	6,004	A
Nabisco Incorporated	7.550%	6/15/15	3,570	4,345
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,080	1,110	A
R.J. Reynolds Tobacco Holdings, Inc.	6.500%	6/1/07	590	600
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	730	763

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Sara Lee Corporation	6.250%	9/15/11	30	32
Sara Lee Corporation	3.875%	6/15/13	20	19	A

				18,362

Funeral Parlors and Cemetery — N.M.
Service Corporation International	7.000%	6/15/17	1,510	1,552	B

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	262
River Rock Entertainment Authority	9.750%	11/1/11	220	242	A

				504

Gas and Pipeline Utilities — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	5,890	6,420	A
Southern Natural Gas Company	8.875%	3/15/10	1,220	1,338	A
Southern Natural Gas Company	8.000%	3/1/32	11,940	13,579
The Williams Companies, Inc.	7.500%	1/15/31	4,113	4,452	A
The Williams Companies, Inc.	7.750%	6/15/31	530	585	A
The Williams Companies, Inc.	8.750%	3/15/32	15,130	18,175
Transcontinental Gas Pipe Line Corporation	4.421%	4/15/08	12,000	12,204	B,C

				56,753

Health Care — 0.8%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,381	A
Tenet Healthcare Corporation	7.375%	2/1/13	15,939	15,740	A
Tenet Healthcare Corporation	9.875%	7/1/14	17,720	19,005
Tenet Healthcare Corporation	9.250%	2/1/15	5,000	5,187	B

				42,313

Homebuilding — N.M.
Beazer Homes USA, Inc.	8.375%	4/15/12	210	225

Insurance — N.M.
Loews Corporation	8.875%	4/15/11	90	108

Investment Banking/Brokerage — 0.6%
J.P. Morgan Capital Trust II	7.950%	2/1/27	20	22
J.P. Morgan Chase & Co.	6.000%	2/15/09	10	11

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
J.P. Morgan Chase & Co.	4.500%	11/15/10	140	141	A
J.P. Morgan Chase & Co.	5.750%	1/2/13	4,430	4,746	A
Lehman Brothers Holdings Inc.	4.000%	1/22/08	6,840	6,815	A
Lehman Brothers Holdings Inc.	7.000%	2/1/08	160	171
Merrill Lynch & Co., Inc.	3.375%	9/14/07	3,130	3,098	A
Merrill Lynch & Co., Inc.	3.125%	7/15/08	3,115	3,019
Merrill Lynch & Co., Inc.	6.375%	10/15/08	2,670	2,853
Morgan Stanley	3.625%	4/1/08	90	89	A
Morgan Stanley	5.300%	3/1/13	4,090	4,250
The Goldman Sachs Group, Inc.	6.600%	1/15/12	2,810	3,123
The Goldman Sachs Group, Inc.	4.750%	7/15/13	1,420	1,419

				29,757

Investment Management — N.M.
Dryden Investor Trust	7.157%	7/23/08	1,255	1,306	B

Lodging/Hotels — N.M.
Host Marriott Corporation	7.875%	8/1/08	83	84
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	890	930

				1,014

Machinery — N.M.
Case New Holland Incorporated	9.250%	8/1/11	512	537	B
Grant Prideco, Inc.	9.000%	12/15/09	147	161
Terex Corporation	10.375%	4/1/11	185	201
Terex Corporation	7.375%	1/15/14	114	118

				1,017

Manufacturing (Diversified) — N.M.
American Achievement Corp.	8.250%	4/1/12	250	251	A
Jacuzzi Brands Incorporated	9.625%	7/1/10	200	219
Procter & Gamble Company	8.500%	8/10/09	90	105
The Gillette Company	2.500%	6/1/08	160	154

				729

Media — 1.2%
Clear Channel Communications, Inc.	4.250%	5/15/09	2,760	2,660
Clear Channel Communications, Inc.	5.500%	9/15/14	11,715	11,111	A
Lamar Media Corporation	7.250%	1/1/13	989	1,043	A
Liberty Media Corporation	4.910%	9/17/06	5,387	5,420	C

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Liberty Media Corporation	7.875%	7/15/09	8,730	9,316	A
Liberty Media Corporation	5.700%	5/15/13	6,395	5,948	A
Liberty Media Corporation	3.750%	2/15/30	170	101	D
News America, Inc.	6.200%	12/15/34	5,695	5,977	A
News America, Inc.	6.750%	1/9/38	200	227
Readers Digest Association, Inc.	6.500%	3/1/11	460	467
Time Warner Inc.	6.875%	5/1/12	5,850	6,601	A
Time Warner Inc.	7.625%	4/15/31	440	550
Time Warner Inc.	7.700%	5/1/32	9,785	12,378
Viacom Inc.	5.625%	8/15/12	1,350	1,381	A

				63,180

Medical Care Facilities — 0.4%
DaVita, Inc.	6.625%	3/15/13	80	82	B
DaVita, Inc.	7.250%	3/15/15	900	925	A,B
HCA, Inc.	7.250%	5/20/08	314	332	A
HCA, Inc.	8.750%	9/1/10	256	291	A
HCA, Inc.	6.300%	10/1/12	3	3	A
HCA, Inc.	6.250%	2/15/13	1,650	1,686
HCA, Inc.	5.750%	3/15/14	730	727
HCA, Inc.	7.690%	6/15/25	703	753
HCA, Inc.	7.500%	11/6/33	13,540	14,563
Health Care REIT, Inc.	8.000%	9/12/12	128	150
Manor Care, Inc.	7.500%	6/15/06	527	541
Manor Care, Inc.	8.000%	3/1/08	58	63

				20,116

Medical Products — N.M.
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	900	941	A,E
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	732	A

				1,673

Oil and Gas — 1.5%
Amerada Hess Corporation	7.300%	8/15/31	16,795	20,264	A
AmeriGas Partners, L.P.	7.250%	5/20/15	990	1,030	B
Chesapeake Energy Corporation	7.500%	9/15/13	670	725
Chesapeake Energy Corporation	6.250%	1/15/18	1,580	1,557	B
Conoco Inc.	6.950%	4/15/29	1,995	2,506
ConocoPhillips	8.750%	5/25/10	3,100	3,693
ConocoPhillips	4.750%	10/15/12	2,590	2,651	A

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
ConocoPhillips	5.900%	10/15/32	10	11	A
Devon Energy Corporation	7.950%	4/15/32	5,035	6,623	A
El Paso Corporation	0.000%	2/28/21	210	112	D,F
El Paso Corporation	7.800%	8/1/31	9,090	8,840
El Paso Corporation	7.750%	1/15/32	7,320	7,137
El Paso Natural Gas Company	8.375%	6/15/32	1,310	1,524
Kerr-McGee Corporation	6.875%	9/15/11	800	854	A
Kerr-McGee Corporation	7.875%	9/15/31	6,020	6,855
Pacific Energy Partners	7.125%	6/15/14	630	656
Pemex Project Funding Master Trust	8.500%	2/15/08	110	120
Plains Exploration & Production Company	7.125%	6/15/14	1,010	1,081	A
Pride International, Inc.	7.375%	7/15/14	1,440	1,580	A
Seariver Maritime Inc.	0.000%	9/1/12	70	51	F
Sonat Inc.	7.625%	7/15/11	3,000	3,022	A
Suburban Propane Partners LP	6.875%	12/15/13	1,120	1,064
Suburban Propane Partners LP	6.875%	12/15/13	870	827	A
Vintage Petroleum, Inc.	7.875%	5/15/11	720	760
Vintage Petroleum, Inc.	8.250%	5/1/12	661	717
XTO Energy, Inc.	7.500%	4/15/12	691	795
XTO Energy, Inc.	6.250%	4/15/13	2,317	2,507	A

				77,562

Paper and Forest Products — 0.2%
Abitibi-Consolidated Inc.	7.750%	6/15/11	300	301	A
Georgia-Pacific Corp.	7.500%	5/15/06	200	205	A
Georgia-Pacific Corp.	8.875%	2/1/10	245	278
Georgia-Pacific Corp.	8.125%	5/15/11	9	10
Georgia-Pacific Corp.	9.500%	12/1/11	191	231
Georgia-Pacific Corp.	9.375%	2/1/13	12	13
Georgia-Pacific Corp.	7.700%	6/15/15	176	201	A
International Paper Company	5.500%	1/15/14	3,320	3,390	A
Weyerhaeuser Company	6.750%	3/15/12	4,635	5,100

				9,729

Pharmaceuticals — 0.2%
AmerisourceBergen Corporation	8.125%	9/1/08	946	1,026
Bristol-Myers Squibb Company	5.750%	10/1/11	8,840	9,458	A
Omnicare, Inc.	8.125%	3/15/11	709	748

				11,232

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	6.375%	6/15/06	5,920	5,978	A
Eastman Kodak Company	3.625%	5/15/08	1,430	1,376	A
Eastman Kodak Company	7.250%	11/15/13	11,704	12,305	A

				19,659

Real Estate — 0.1%
Forest City Enterprises, Inc.	7.625%	6/1/15	360	385	A
Forest City Enterprises, Inc.	6.500%	2/1/17	597	596
La Quinta Properties, Inc.	7.000%	8/15/12	220	227	A
Ventas Realty Limited Partnership	6.750%	6/1/10	800	830	B
Ventas Realty Limited Partnership	7.125%	6/1/15	800	832	B
Ventas Realty, Limited Partnership	8.750%	5/1/09	770	851
Ventas Realty, Limited Partnership	9.000%	5/1/12	440	506
Ventas Realty, Limited Partnership	6.625%	10/15/14	50	50

				4,277

Retail — 0.2%
J.C. Penney Company, Inc.	7.400%	4/1/37	480	518	A
Target Corporation	4.000%	6/15/13	5,340	5,186	A
Toys “R” Us, Inc.	7.375%	10/15/18	2,226	1,803	A
Wal-Mart Stores, Inc.	4.125%	2/15/11	3,160	3,144	A

				10,651

Special Purpose — 1.5%
AAC Group Holding Corporation	10.250%	10/1/12	980	661	B,G
Air 2 US Series A	8.027%	10/1/19	168	150	B
Anadarko Finance Company	6.750%	5/1/11	240	267	A
ASIF Global Financing XIX	4.900%	1/17/13	3,980	4,039	B
Cascadia Ltd	6.485%	6/13/08	1,400	1,398	B,C
ChevronTexaco Capital Company	3.500%	9/17/07	20	20	A
Conoco Funding Company	6.350%	10/15/11	590	653
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	1,130	1,113
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	620	675
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	3,315	3,704	A

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	1,290	1,396
Di Finance Corporation	9.500%	2/15/13	1,100	1,023	B
Entercom Capital Inc.	7.625%	3/1/14	565	589
European Investment Bank	4.000%	3/3/10	100	100
John Deere Capital Corporation	7.000%	3/15/12	80	92	A
Patrons’ Legacy 2003 IV	5.775%	12/23/63	6,600	6,830	B
Philip Morris Capital Corporation	7.500%	7/16/09	190	205
Rabobank Capital Funding Trust II	5.260%	12/31/49	590	607	B,C
Rabobank Capital Funding Trust III	5.254%	12/29/49	4,140	4,247	B,C
Sensus Metering Systems Inc.	8.625%	12/15/13	890	828
Sithe Independence Funding Corporation	9.000%	12/30/13	350	376
Sprint Capital Corporation	4.780%	8/17/06	4,725	4,760	G
Sprint Capital Corporation	6.000%	1/15/07	16,370	16,775
Sprint Capital Corporation	6.125%	11/15/08	130	137	A
Sprint Capital Corporation	8.375%	3/15/12	13,945	16,773	A
TCI Communications Financing III	9.650%	3/31/27	1,480	1,677
Texaco Capital Inc.	5.500%	1/15/09	1,600	1,685
Toyota Motor Credit Corporation	2.800%	1/18/06	150	149
UGS Corporation	10.000%	6/1/12	400	444
Unilever Capital Corporation	7.125%	11/1/10	1,450	1,639
Verizon Global Funding Corp.	6.875%	6/15/12	2,130	2,417
Verizon Global Funding Corp.	7.375%	9/1/12	2,645	3,091

				78,520

Telecommunications — 0.2%
Cincinnati Bell Inc.	7.250%	7/15/13	1,040	1,092	A
Cincinnati Bell Inc.	7.000%	2/15/15	903	883	B
Qwest Communications International Incorporated	7.268%	2/15/09	1,745	1,714	C
Qwest Corporation	5.625%	11/15/08	3,860	3,793	A
Qwest Corporation	9.125%	3/15/12	1,260	1,370	B
TCI Communications Inc.	6.875%	2/15/06	3,382	3,437
Valor Telecommunications	7.750%	2/15/15	360	354	B

				12,643

Telecommunications (Cellular/Wireless) — 0.1%
AT&T Wireless Services Inc.	7.350%	3/1/06	3,000	3,066
Nextel Communications, Inc.	5.950%	3/15/14	493	512	A

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Nextel Communications, Inc.	7.375%	8/1/15	1,980	2,138	A

				5,716

Transportation — 0.2%
Continental Airlines, Inc.	6.545%	2/2/19	3,954	3,958
Delta Air Lines, Inc.	6.619%	3/18/11	1,788	1,709
Delta Air Lines, Inc.	6.417%	7/2/12	40	42
Delta Air Lines, Inc.	6.718%	7/2/24	2,418	2,537
Horizon Lines, LLC	9.000%	11/1/12	1,085	1,137	B
Kansas City Southern Railway	9.500%	10/1/08	558	608
Norfolk Southern Corporation	6.200%	4/15/09	20	21
OMI Corporation	7.625%	12/1/13	590	588

				10,600

Total Corporate Bond sand Notes (Identified Cost — $1,062,463)				1,096,547

Asset-Backed Securities — 4.3%
Fixed Rate Securities — 0.4%
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	300	296
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,871
Conseco Finance Securitizations Corp. 2000-6	6.770%	9/1/32	1,269	1,284
Contimortgage Home Equity Loan Trust 1997-4	7.330%	10/15/28	1,415	1,035
Green Tree Financial Corporation 1992-2	9.150%	1/15/18	394	359
Green Tree Financial Corporation 1993-2	8.000%	7/15/18	1,073	1,074
Green Tree Financial Corporation 1996-5	8.000%	7/15/27	6,135	1,047
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	706	597
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	911	912
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	3,826	3,745
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	3,751	3,919
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	2,500	1,664	B
Residential Asset Mortgage Products, Inc. 2004-SL4	7.500%	7/25/32	3,422	3,606
UCFC Home Equity Loan Trust 1998-C	5.935%	1/15/30	48	48
Vanderbilt Mortgage Finance 1996-A	8.155%	5/7/26	567	589
Vanderbilt Mortgage Finance 1997-B	8.155%	10/7/26	250	268
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	500	531

				22,845

Indexed Securities C — 3.9%
AAA Trust 2005-2	3.414%	11/26/35	69,976	69,970	B
Advanta Revolving Home Equity Loan Trust 2000-A	3.564%	8/25/24	786	787
AFC Home Equity Loan Trust 2002-2	3.614%	6/25/30	1,329	1,333
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3	3.490%	11/15/31	891	891
CDC Mortgage Capital Trust 2002-HE1	3.624%	1/25/33	1,388	1,390
CDC Mortgage Capital Trust 2003-HE1	3.644%	8/25/33	157	157
Centex Home Equity 2000-C	3.554%	10/25/30	186	186
Centex Home Equity 2002-D	3.754%	12/25/32	61	61
Chase USA Master Trust 2000-2A	3.390%	4/15/09	110	110
Citibank Credit Card Issuance Trust 2002-C1	4.219%	2/9/09	2,040	2,063
Conseco Finance 2000-C	3.590%	12/15/29	103	103
Countrywide Asset-Backed Certificates 2001-BC2	3.564%	7/25/31	157	157
Countrywide Asset-Backed Certificates 2002-BC1	3.644%	4/25/32	469	470
Countrywide Asset-Backed Certificates 2003-1	3.654%	6/25/33	1,468	1,473

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Countrywide Asset-Backed Certificates 2003-BC3	3.624%	9/25/33	6,010	6,016
Countrywide Asset-Backed Certificates 2005-BC2	3.180%	5/25/35	27,860	27,859
Countrywide Home Equity Loan Trust 2002-F	3.570%	11/15/28	2,351	2,366
Credit Suisse First Boston Mortgage Securities Corp. 2005-AGE1	3.454%	2/25/32	31,878	31,880
Fannie Mae Grantor Trust 2002-T15	3.514%	11/26/32	2,982	2,980
Fleet Home Equity Loan Trust 2003-1	3.510%	1/20/33	11,259	11,271
Greenpoint Mortgage Funding Trust 2005-HE1	3.714%	9/25/34	1,200	1,197
Household Home Equity Loan Trust 2002-3	3.710%	7/20/32	316	316
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	3.574%	3/25/31	245	245
Irwin Home Equity Loan Trust 2003-1	3.814%	2/25/28	4	4
Option One Mortgage Loan Trust 2000-2	3.894%	6/25/30	118	118
Option One Mortgage Loan Trust 2003-1	3.734%	2/25/33	39	39
Pass-Through Amortizing Credit Card Trust 2002-1A	3.990%	6/18/12	4	4	B
Popular ABA Mortgage Pass-Through Trust 2005-A	3.414%	6/25/35	8,261	8,260
Provident Bank Home Equity Loan Trust 2000-2	3.584%	8/25/31	701	702
Providian Gateway Master Trust 2002-B	3.920%	6/15/09	14,970	15,018	B
Residential Asset Mortgage Products, Inc. 2003-RS4	3.644%	5/25/33	4,783	4,796
Residential Funding Mortgage Secs II 2003-HS3	3.604%	8/25/33	109	110
Salomon Brothers Mortgage Securities VII 2002-CIT1	3.614%	3/25/32	2,154	2,160
Southern Pacific Secured Assets Corporation 1998-2	3.654%	7/25/29	52	52
Vanderbilt Mortgage Finance 1999-D	6.410%	1/7/30	4,100	4,134

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Wachovia Asset Securitization, Inc. 2002-HE1	3.684%	9/27/32	2,998	3,002
Wachovia Asset Securitization, Inc. 2002-HE2	3.744%	12/25/32	281	282
Wachovia Asset Securitization, Inc. 2003-HE1	3.604%	3/25/33	108	108

				202,070

Stripped Securities — N.M.
Diversified REIT Trust 2001-1	0.656%	3/8/10	15,164	398	B,H1
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	6,433	1,061	H1

				1,459

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Total Asset-Backed Securities (Identified Cost — $226,576)				226,374

Mortgage-Backed Securities — 7.3%
Fixed Rate Securities — 2.4%
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	5/12/43	15,240	15,522
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	8,051	8,151
Banc of America Funding Corporation 2003-1	6.000%	5/20/33	909	914
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	111	112	B
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	330	367
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	680	715	B
FFCA Secured Lending Corporation 1999-1A	6.370%	9/18/25	86	87	B
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	9,706	10,244
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	340	370
GS Mortgage Securities Corporation II 1998-C1	6.620%	10/18/30	5,500	5,833
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	18,650	18,876
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8	7.400%	7/15/31	2,000	2,200
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100	4,147
MASTR Reperforming Loan Trust 2005-1	6.000%	8/25/34	9,409	9,691	B
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	13,885	14,658	B
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	2,000	2,044
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	25,000	25,993
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	4,057	4,036
Structured Asset Securities Corporation 1996-CFL	7.750%	2/25/28	2,264	2,364

				126,324

Indexed Securities C — 4.9%
Chase Commercial Mortgage Securities Corporation 2000-FL1A	3.490%	12/12/13	1,428	1,428	B
Citigroup Mortgage Loan Trust 2005-HE2	3.720%	7/25/35	39,200	39,200	B
Countrywide Home Loans 2005-9 1A1	3.614%	5/25/35	28,043	28,012
Government National Mortgage Association 2001-36	3.660%	8/20/31	6	6
GSMPS Mortgage Loan Trust 2005-RP2	3.664%	3/25/35	40,301	40,312	B
Harborview Mortgage Loan Trust 2005-3	3.500%	6/19/35	48,407	48,401
Impac CMB Trust 2003-4 1A1	3.634%	10/25/33	1,399	1,401
Impac CMB Trust 2003-5 A1	3.644%	8/25/33	1,552	1,554
Impac CMB Trust2003-7	3.634%	8/25/33	4,259	4,269
Medallion Trust 2000-2G	3.630%	12/18/31	573	572
MLCC Mortgage Investors, Inc. 2003-B	3.654%	4/25/28	12,918	12,999
MSDWCC Heloc Trust 2005-1	3.504%	7/25/17	6,643	6,643
Sequoia Mortgage Trust 4	3.640%	11/22/24	35	35
Washington Mutual Mortgage Pass Through Certificates 2005-AR8	3.355%	7/25/45	28,200	28,196
Washington Mutual Mortgage Securities Corporation 2005-AR6	3.355%	4/25/45	44,946	44,848
Westpac Securitization Trust 1999-1G	3.470%	5/19/30	117	118

				257,994

Stripped Securities — N.M.
Commercial Capital Access One, Inc. 2	12.000%	11/15/27	2,700	1,050	H1

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
FFCA Secured Lending Corporation 1999-1A	1.626%	9/18/25	639	25	B,H1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.867%	12/15/16	1,632	19	B,H1
LB-UBS Commercial Mortgage Trust 2001-C3	1.205%	6/15/36	5,363	244	B,H1

				1,338

Total Mortgage-Backed Securities (Identified Cost — $386,105)				385,656

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 40.6%
Fixed Rate Securities — 29.8%
Fannie Mae	3.125%	12/15/07	35,000	34,405
Fannie Mae	4.610%	10/10/13	24,170	24,096
Federal Home Loan Bank	4.875%	11/15/06	100	101
Federal Home Loan Bank	3.500%	11/15/07	100	99
Federal Home Loan Bank	5.875%	11/15/07	750	784
Tennessee Valley Authority	6.250%	12/15/17	40	47
Tennessee Valley Authority	6.750%	11/1/25	1,670	2,151
Tennessee Valley Authority	7.125%	5/1/30	840	1,152
United States Treasury Bonds	6.250%	8/15/23	510	636	A
United States Treasury Bonds	5.250%	2/15/29	37,530	42,923	A
United States Treasury Bonds	6.250%	5/15/30	28,535	37,168	A
United States Treasury Bonds	5.375%	2/15/31	36,910	43,554	A
United States Treasury Notes	1.500%	7/31/05	7,590	7,580	A
United States Treasury Notes	1.875%	12/31/05	4,840	4,804	A
United States Treasury Notes	3.000%	12/31/06	11,784	11,676	A
United States Treasury Notes	3.125%	1/31/07	26,140	25,934	A
United States Treasury Notes	2.250%	2/15/07	66,440	65,015	A
United States Treasury Notes	3.625%	4/30/07	10,070	10,064	A
United States Treasury Notes	3.125%	5/15/07	12,070	11,956	A
United States Treasury Notes	3.000%	2/15/08	26,210	25,785	A
United States Treasury Notes	3.375%	2/15/08	86,980	86,348	A
United States Treasury Notes	2.625%	3/15/09	6,940	6,687	A
United States Treasury Notes	4.000%	6/15/09	103,495	104,611	A
United States Treasury Notes	3.500%	8/15/09	36,100	35,791	A
United States Treasury Notes	3.375%	10/15/09	5,910	5,827	A
United States Treasury Notes	3.500%	12/15/09	392,585	388,889	A
United States Treasury Notes	3.625%	1/15/10	20,320	20,224	A
United States Treasury Notes	3.500%	2/15/10	131,960	130,635	A
United States Treasury Notes	4.000%	4/15/10	196,790	198,942	A
United States Treasury Notes	3.875%	5/15/10	32,950	33,138	A
United States Treasury Notes	3.625%	6/15/10	33,950	33,763	A
United States Treasury Notes	4.250%	8/15/13	140	143	A
United States Treasury Notes	4.000%	2/15/15	102,340	102,704	A
United States Treasury Notes	4.125%	5/15/15	72,150	73,204	A

				1,570,836

Indexed Securities I — 10.2%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	172,189	177,657	A
United States Treasury Inflation-Protected Security	3.625%	1/15/08	14,716	15,572	A
United States Treasury Inflation-Protected Security	3.875%	1/15/09	34,083	37,085	A
United States Treasury Inflation-Protected Security	4.250%	1/15/10	21,382	24,061
United States Treasury Inflation-Protected Security	0.875%	4/15/10	180,799	176,336	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	11,855	13,239	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	20,508	20,946	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,200	1,237	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	41	43	A
United States Treasury Inflation-Protected Security	1.625%	1/15/15	1,569	1,564	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	31,904	34,923	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	22,578	30,337	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	3,834	5,389	A

				538,389

Stripped Securities — 0.6%
United States Treasury Bonds	0.000%	11/15/21	42,720	21,050	A,H2
United States Treasury Bonds	0.000%	2/15/23	1,420	660	A,H2
United States Treasury Bonds	0.000%	8/15/27	1,520	583	A,H2
United States Treasury Bonds	0.000%	11/15/27	19,730	7,501	A,H2

				29,794

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Total U.S. Government and Agency Obligations (Identified Cost — $2,183,309)				2,139,019

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities — 20.3%
Fixed Rate Securities — 19.4%
Fannie Mae	6.500%	5/1/14 to 7/1/35	16,680	17,290
Fannie Mae	6.000%	5/1/16 to 7/1/32	4,887	5,031
Fannie Mae	5.500%	1/1/17 to 12/1/99	134,436	136,408
Fannie Mae	9.500%	11/1/21	2	3
Fannie Mae	7.000%	8/1/29 to 7/1/32	8,031	8,474
Fannie Mae	7.500%	11/1/29	42	45
Fannie Mae	6.500%	7/1/30	88,800	91,880	J
Fannie Mae	5.000%	7/1/35	186,700	186,700	J
Fannie Mae	6.000%	7/1/35	205,475	210,612	J
Freddie Mac	5.500%	12/1/13	137	140
Freddie Mac	6.000%	7/1/15	12,200	12,608	J
Freddie Mac	7.000%	10/1/16 to 4/1/32	2,853	3,004
Freddie Mac	6.500%	7/1/29	641	666
Freddie Mac	5.500%	4/1/35 to 5/1/35	14,972	15,190
Government National Mortgage Association	9.500%	1/15/06	10	10
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	398	429
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	1,469	1,559
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	31,419	32,847
Government National Mortgage Association	6.000%	1/15/29 to 7/15/33	40,567	41,878
Government National Mortgage Association	6.000%	7/1/30	92,690	95,586	J
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	45	47
Government National Mortgage Association	5.500%	7/15/33	8,493	8,683
Government National Mortgage Association	5.000%	7/1/35	151,300	152,435	J

				1,021,525

Indexed Securities C — 0.9%
Fannie Mae Grantor Trust 2005-T2	3.111%	11/28/35	46,252	46,191

Stripped Securities — N.M.
Financing Corporation	0.000%	11/30/17 to 4/5/19	1,570	895	F,H2

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost —$1,068,041)				1,068,611

Yankee Bonds K — 7.6%
Banks — N.M.
KFW Kreditanstalt fuer Wiederaufbau	2.375%	9/25/06	240	236	A
The Korea Development Bank	4.250%	11/13/07	200	200
The Korea Development Bank	5.500%	11/13/12	60	63

				499

Cable — N.M.
Kabel Deutschland GmbH	10.625%	7/1/14	680	738	B
Rogers Cable Inc.	7.875%	5/1/12	687	745	A
Rogers Cable Inc.	6.750%	3/15/15	130	133

				1,616

Chemicals — N.M.
Rhodia SA	10.250%	6/1/10	780	837	A

Containers and Packaging — N.M.
Cascades Inc.	7.250%	2/15/13	208	203

Diversified Financial Services — N.M.
Pemex Finance LTD.	9.030%	2/15/11	10	11

Electric — 0.1%
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	1,700	1,974
Hydro-Quebec	6.300%	5/11/11	1,720	1,901

				3,875

Foreign Governments — 5.3%
Federative Republic of Brazil	14.500%	10/15/09	14,720	19,136	A
Federative Republic of Brazil	12.000%	4/15/10	3,240	3,937	A
Federative Republic of Brazil	4.313%	4/15/12	5,089	4,896	C
Federative Republic of Brazil	8.000%	4/15/14	25,849	26,477	A
Federative Republic of Brazil	11.000%	8/17/40	4,036	4,855	A
Province of British Columbia	4.300%	5/30/13	180	182
Province of Ontario	3.500%	9/17/07	110	109	A
Republic of Bulgaria	8.250%	1/15/15	4,060	5,100	B

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Republic of Bulgaria	8.250%	1/15/15	6,090	7,672
Republic of Colombia	10.500%	7/9/10	1,870	2,226	A
Republic of Colombia	11.750%	2/25/20	3,515	4,622	A
Republic of Panama	9.625%	2/8/11	1,923	2,298
Republic of Panama	10.750%	5/15/20	2,587	3,506
Republic of Panama	9.375%	1/16/23	1,210	1,494
Republic of Peru	5.000%	3/7/17	3,958	3,771	G
Republic of Peru	5.000%	3/7/17	43	40	B,G
Republic of Peru	8.750%	11/21/33	5,480	6,178
Russian Federation	8.250%	3/31/10	510	556
Russian Federation	5.000%	3/31/30	81,700	91,210	G
United Mexican States	8.375%	1/14/11	14,550	16,936	A
United Mexican States	11.500%	5/15/26	9,330	14,975	A
United Mexican States	8.300%	8/15/31	8,250	10,271
United Mexican States	7.500%	4/8/33	39,755	45,619	A

				276,066

Insurance — 0.1%
Foundation Re Ltd	7.370%	11/24/08	2,150	2,150	B,C
Korea Deposit Insurance Corp.	2.500%	12/11/05	2,500	2,755
Oil Insurance Ltd	5.150%	8/15/33	35	35	B

				4,940

Manufacturing (Diversified) — 1.4%
Tyco International Group SA	6.375%	2/15/06	10,250	10,387
Tyco International Group SA	5.800%	8/1/06	10,250	10,434
Tyco International Group SA	6.125%	11/1/08	100	106
Tyco International Group SA	6.750%	2/15/11	460	511	A
Tyco International Group SA	6.375%	10/15/11	5,580	6,128	A
Tyco International Group SA	7.000%	6/15/28	145	175
Tyco International Group SA	6.875%	1/15/29	37,200	44,403	A

				72,144

Media — N.M.
Shaw Communications Inc.	8.250%	4/11/10	27	30
Shaw Communications Inc.	7.250%	4/6/11	630	685	A
Shaw Communications Inc.	7.200%	12/15/11	395	431	A

				1,146

Mining — 0.1%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590	2,560	B

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Oil and Gas — 0.1%
Gazprom	9.625%	3/1/13	990		1,214	B
Gazprom	9.625%	3/1/13	330		404
Western Oil Sands Inc.	8.375%	5/1/12	2,738		3,118
YPF Sociedad Anonima	7.750%	8/27/07	1,000		1,053

					5,789

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	565		598

Special Purpose — 0.4%
Arcel Finance	5.984%	2/1/09	7,413		7,609	B
Conoco Funding Company	7.250%	10/15/31	810		1,063
Eircom Funding	8.250%	8/15/13	900		976
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,550		1,461
HSBC Capital Funding LP	4.610%	12/29/49	2,090		2,040	B
Petrozuata Finance, Inc.	8.220%	4/1/17	5,220		4,894	B

					18,043

Telecommunications — 0.1%
British Telecommunications plc	8.375%	12/15/10	1,145		1,356
INTELSAT	7.625%	4/15/12	1,208		1,069	A
Telecom Italia Capital S.p.A.	5.250%	11/15/13	1,260		1,279
Telecom Italia Capital S.p.A.	4.950%	9/30/14	3,730		3,693	B

					7,397

Telecommunications (Cellular/Wireless) — N.M.
Rogers Wireless Communications Inc.	6.375%	3/1/14	900		916	A
Rogers Wireless Communications Inc.	7.500%	3/15/15	420		457	A

					1,373

Transportation — N.M.
Teekay Shipping Corporation	8.875%	7/15/11	1,589		1,813	A

Total Yankee Bonds (Identified Cost — $372,721)					398,910

Foreign Government Obligations — 3.5%
Canadian Real Return Bond	4.000%	12/1/31	11,306	L	13,256	I
Government of Canada	5.250%	6/1/12	45,000	L	40,285	I
Commonwealth of Australia	5.250%	8/15/10	31,370		24,030	M
Kingdom of Denmark	4.250%	7/15/13	13,770		18,168	N

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Republic of France	3.000%	7/25/09	67,915	N	90,387

					186,126

Total Foreign Government Obligations (Identified Cost — $144,210)					186,126

Foreign Corporate Bonds — 0.2%
General Motors Corporation	8.375%	7/5/33	9,520	L	9,466	A
Stadshypotek AB	6.000%	3/18/09	9,000	M	1,301

					10,767

Total Foreign Corporate Bonds (Identified Cost — $13,618)					10,767

Preferred Stocks — 0.6%
Fannie Mae	5.375%		0.077	shs	7,458	D
Fannie Mae	7.000%		211		11,729	C
General Motors Corporation	5.250%		593		11,011	C
Home Ownership Funding Corporation	13.331%		2		509	B,G
Home Ownership Funding Corporation II	13.338%		1		441	B,G

					31,148

Total Preferred Stocks (Identified Cost — $30,801)					31,148

Options Purchased — 0.0%
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72			500		61
International Business Machines Corporation Call, July 2006, Strike Price $99.90			500		79

					140

Total Options Purchased (Identified Cost — $18)					140

Total Long-Term Securities (Identified Cost — $5,487,862)					5,543,165

Investment of Collateral From Securities Lending — 25.3%
State Street Navigator Securities Lending Prime Portfolio			1,335,240		1,335,240

Total Investment of Collateral From Securities Lending (Identified Cost — $1,335,240)					1,335,240
Short-Term Securities — 9.8%
U.S. Government and Agency Obligations — 1.2%
Fannie Mae	3.100%	9/15/05	40,000		39,995
Fannie Mae	0.000%	12/5/05	24,595		24,232	F,O

					64,227

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Par/Shares	Value
Options Purchased — 0.4%
Euro Currency Futures Call, October 2005, Strike Price $1.16	118	850
Euro Currency Futures Call, September 2005, Strike Price $1.18	100	517
Eurodollar Futures Call, April 2005, Strike Price $95.00	1,040	2,626
Eurodollar Futures Call, April 2005, Strike Price $96.25	735	184
Eurodollar Futures Call, October 2005, Stike Price $96.25	362	59
Eurodollar Futures Call, October 2005, Strike Price $95.50	382	621
Eurodollar Futures Call, October 2005, Strike Price $95.75	5,111	5,111
Eurodollar Futures Call, October 2005, Strike Price $96.00	3,600	1,575
Eurodollar Futures Call, October 2005, Strike Price $96.25	19	2
Eurodollar Futures Call, October 2005, Strike Price $96.50	358	7
Eurodollar Futures Put, April 2005, Strike Price $96.00	735	377

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Par/Shares	Value
Eurodollar Futures Put, July 2005, Strike Price $93.75	1,000	0
Eurodollar Futures Put, July 2005, Strike Price $94.00	284	0
Eurodollar Futures Put, October 2005, Strike Price $95.00	4,847	0
Eurodollar Futures Put, October 2005, Strike Price $96.50	106	94
Federal Fund Futures Call, August 2005, Strike Price $96.75	545	6
LIBOR Futures Call, October 2005, Strike Price EUR 93.25	1,410	7,104
United States Treasury Bond Futures Call, September 2005, Strike Price $116.00	104	317
United States Treasury Bonds Futures Call, September 2005, Strike Price $118.00	144	274
United States Treasury Note Futures Call, July 2005, Strike Price $101.45	11,120	31
United States Treasury Note Futures Put, September 2005, Strike Price $113.00	962	676

Total Options Purchased		20,431

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Repurchase Agreements — 8.1%
Goldman, Sachs & Company 3.25%, dated 6/30/05, to be repurchased at $260,012 on 7/1/05 (Collateral: $266,875 Fannie Mae notes, 3.65%, due 11/30/07, value $266,019)			259,989	259,989

Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $169,631 on 7/1/05 (Collateral: $150,000 Freddie Mac notes, 5.625%, due 3/15/11, value $166,523; $8,105 Fannie Mae notes, 6%, due 5/15/11, value $9,007)			169,616	169,616

				429,605

Total Repurchase Agreements				429,605

Total Short-Term Securities (Identified Cost — $444,134)				514,263

Total Investments — 140.3% (Identified Cost — $7,267,236)				7,392,668
Obligation to Return Collateral for Securities Loaned (25.3)%				(1,335,240)
Other Assets Less Liabilities — (15.0)%				(789,537)

Net Assets — 100.0%				$5,267,891

Net Asset Value Per Share
Institutional Class				$10.70

Financial Intermediary Class				$10.71

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Australian Dollar Futures	September 2005	150	$(67)
Canadian Dollar Futures	September 2005	237	260
Euribor Futures	September 2005	200	292
Eurodollar Futures	September 2005	2,067	34
Eurodollar Futures	December 2005	499	(327)
Eurodollar Futures	March 2006	100	16
Eurodollar Futures	June 2006	2,239	2,270
German Government Bond Futures	September 2005	220	343
Japanese Yen Futures	September 2005	408	(1,708)
LIBOR Futures	September 2005	120	90
U.S. Treasury Note Futures	September 2005	449	278

			$1,481

Futures Contracts Written
British Pound Currency Futures	September 2005	25	$43
Euro Currency Futures	March 2005	297	447
Eurodollar Futures	September 2006	28	7
U.S. Treasury Bond Futures	September 2005	235	68
U.S. Treasury Note Futures	March 2005	712	(335)

			$230

Options Written
Bear Stearns Swaption Put, Strike Price $600.00	September 2005	25,000,000	$—
Euro Currency Futures Call, Strike Price $1.26	September 2005	185	51
Euro Currency Futures Call, Strike Price $1.28	September 2005	115	104
Euro Currency Futures Call, Strike Price $1.32	October 2005	200	542
Euro Currency Futures Put, Strike Price $1.22	September 2005	50	(50)
Euro Currency Futures Put, Strike Price $1.26	September 2005	150	(648)
Euro Currency Futures Put, Strike Price $1.25	October 2005	50	(183)
Federal Fund Futures Call, Strike Price $101.41	July 2005	37,800,000	74
Japanese Yen Futures Call, Strike Price $95.00	October 2005	120	151
Swaption Put, Strike Price $3.94	August 2005	108,600,000	94
Swaption Put, Strike Price $3.94	August 2005	73,500,000	64
Swaption Put, Strike Price $600.00	September 2005	25,000,000	—
U.S. Treasury Bond Futures Call, Strike Price $112.00	September 2005	149	(752)
U.S. Treasury Bond Futures Call, Strike Price $115.00	September 2005	347	(1,181)
U.S. Treasury Bond Futures Call, Strike Price $120.00	September 2005	850	123
U.S. Treasury Bond Futures Put, Strike Price $110.00	September 2005	576	589
U.S. Treasury Bond Futures Put, Strike Price $111.00	September 2005	938	696
U.S. Treasury Bond Futures Put, Strike Price $113.00	September 2005	748	446
U.S. Treasury Bond Futures Put, Strike Price $115.00	September 2005	1,232	503
U.S. Treasury Bond Futures Put, Strike Price $117.00	September 2005	309	95
U.S. Treasury Bond Futures Put, Strike Price $113.00	December 2005	292	15
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2005	619	145
U.S. Treasury Note Futures Call, Strike Price $111.00	September 2005	3,495	(6,518)
U.S. Treasury Note Futures Call, Strike Price $112.00	September 2005	2,203	(1,844)
U.S. Treasury Note Futures Call, Strike Price $113.00	September 2005	1,085	(323)
U.S. Treasury Note Futures Call, Strike Price $114.00	September 2005	1,777	124
U.S. Treasury Note Futures Call, Strike Price $115.00	September 2005	2,097	365
U.S. Treasury Note Futures Put, Strike Price $106.00	September 2005	119	59
U.S. Treasury Note Futures Put, Strike Price $107.00	September 2005	519	210
U.S. Treasury Note Futures Put, Strike Price $107.50	September 2005	930	438
U.S. Treasury Note Futures Put, Strike Price $108.50	September 2005	1,725	249
U.S. Treasury Note Futures Put, Strike Price $109.00	September 2005	393	152
U.S. Treasury Note Futures Put, Strike Price $111.00	December 2005	411	(6)

			$(6,216)

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveO		DeliverO
8/10/05	EUR	28,857	USD	37,582	$(2,646)
8/10/05	USD	221,112	EUR	170,022	15,273
8/10/05	JPY	3,680,000	USD	35,048	(1,732)
8/10/05	USD	24,321	AUD	31,627	308
8/10/05	USD	58,341	CAD	72,410	(713)

					$10,490

A	All or a portion of this security is on loan.
B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.3% of net assets.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of June 30, 2005.
D	Convertible security – Security may be converted into the issuer’s common stock.
E	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
F	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
H	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L	Denominated in Canadian dollars.
M	Denominated in Australian dollars.
N	Denominated in euro currency.
O	All or a portion of this security is collateral to cover futures and option contracts.
P	Represents actual number of contracts.

Q	Definitions of currency abbreviations:

AUD – Australian dollar

CAD – Canadian dollar

EUR – Euro

JPY – Japanese yen

USD – United States dollar

N.M. – Not meaningful.

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 100.2%

Corporate Bonds and Notes — 3.1%
The Williams Companies, Inc.	8.750%	3/15/32	$1,900	$2,282
J.P. Morgan & Co. Incorporated	5.342%	2/15/12	2,690	3,011	A
Merrill Lynch & Co., Inc.	3.948%	3/12/07	4,600	4,584	A
Allstate Life Global Funding Trust	4.360%	4/2/07	4,600	4,545	A

Total Corporate Bonds and Notes (Identified Cost — $14,109)				14,422

Asset-Backed Securities — 1.1%
Indexed Securities A — 1.1%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1	3.684%	6/25/33	648	649
Ameriquest Mortgage Securities, Inc. 2002-5	3.784%	2/25/33	185	185
Ameriquest Mortgage Securities, Inc. 2002-AR3	3.684%	10/25/33	219	220
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1	3.684%	1/25/34	863	866
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	3.684%	10/25/32	467	470
Countrywide Asset-Backed Certificates 2002-1	3.594%	8/25/32	88	88
EMC Mortgage Loan Trust ABS Security 2002-B	3.864%	11/25/41	1,786	1,792	B
EQCC Trust 2002-1	3.614%	11/25/31	401	401
Home Equity Mortgage Trust 2003-5	3.734%	1/25/34	33	33
Residential Asset Mortgage Products, Inc. 2003-RS2	3.654%	3/25/33	283	283

Total Asset-Backed Securities (Identified Cost — $4,974)				4,987

Portfolio of Investments - Continued

Western Asset Inflation Indexed Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — 0.9%
Indexed Securities A — 0.9%
Crusade Global Trust 2003-2	3.620%	9/18/34	1,644	1,646
CS First Boston Mortgage Securities Corp. 2001-28	3.964%	11/25/31	1,214	1,218
GSRPM Mortgage Loan Trust Series 2003-2	4.014%	6/25/33	1,167	1,170

Total Mortgage-Backed Securities (Identified Cost — $4,027)				4,034

U.S. Government and Agency Obligations — 91.1%
Indexed Securities C — 91.1%
Tennessee Valley Authority	3.375%	1/15/07	7,859	8,097
United States Treasury Inflation-Protected Security	3.375%	1/15/07	11,255	11,612
United States Treasury Inflation-Protected Security	3.625%	1/15/08	22,394	23,696
United States Treasury Inflation-Protected Security	3.875%	1/15/09	26,384	28,708
United States Treasury Inflation-Protected Security	4.250%	1/15/10	14,756	16,605
United States Treasury Inflation-Protected Security	0.875%	4/15/10	31,166	30,396
United States Treasury Inflation-Protected Security	3.500%	1/15/11	33,748	37,403
United States Treasury Inflation-Protected Security	3.375%	1/15/12	17,181	19,185
United States Treasury Inflation-Protected Security	3.000%	7/15/12	40,513	44,498
United States Treasury Inflation-Protected Security	1.875%	7/15/13	27,881	28,477
United States Treasury Inflation-Protected Security	2.000%	1/15/14	25,049	25,802
United States Treasury Inflation-Protected Security	2.000%	7/15/14	17,319	17,847
United States Treasury Inflation-Protected Security	1.625%	1/15/15	8,997	8,964
United States Treasury Inflation-Protected Security	2.375%	1/15/25	13,222	14,473
United States Treasury Inflation-Protected Security	3.625%	4/15/28	36,797	49,441
United States Treasury Inflation-Protected Security	3.875%	4/15/29	43,517	61,161

Total U.S. Government and Agency Obligations (Identified Cost — $411,869)				426,365

Portfolio of Investments - Continued

Western Asset Inflation Indexed Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Yankee Bonds D — 2.1%
Foreign Governments — 2.1%
Russian Federation	5.000%	3/31/30	3,300		3,684	E
United Mexican States	8.300%	8/15/31	880		1,096
United Mexican States	7.500%	4/8/33	4,240		4,865

Total Yankee Bonds (Identified Cost — $9,045)					9,645

Foreign Government Obligations — 1.9%
Fixed Rate Securities — 1.2%
Republic of France	3.150%	7/25/32	3,049	H	4,989
Republic of France	0.000%	10/25/32	1,305	H	559	I

					5,548

Indexed Securities C — 0.7%
Canadian Real Return Bond	3.000%	12/1/36	2,040	F	2,075
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	7,180	G	1,378

					3,453

Total Foreign Government Obligations (Identified Cost — $8,385)					9,001

Total Long-Term Securities (Identified Cost — $452,409)					468,454

Investment of Collateral From Securities Lending — 27.6%
State Street Navigator Securities Lending Prime Portfolio			129,053	shs	129,053

Total Investment of Collateral From Securities Lending (Identified Cost — $129,053)					129,053
Short-Term Securities — 0.3%

U.S. Government and Agency Obligations — 0.0%
Fannie Mae	0.000%	12/5/05	116		114	I,J

Options Purchased — N.M.
Eurodollar Futures Call, April 2005, Strike Price $96.25			72	K	18
Eurodollar Futures Put, April 2005, Strike Price $96.00			72	K	37

Total Options Purchased (Identified Cost — $71)					55

Portfolio of Investments - Continued

Western Asset Inflation Indexed Plus Bond Portfolio - Continued

	Par/Shares	Value
Repurchase Agreements — 0.3%
Lehman Brothers, Inc. 3.25%, dated 6/30/05, to be repurchased at $1,287 on 7/1/05 (Collateral: $1,295 Fannie Mae notes, 4.72%, due 3/15/10, value $1,331)	1,287	1,287

Total Short-Term Securities (Identified Cost — $1,472)		1,456

Total Investments — 128.1% (Identified Cost — $582,934)		598,963
Obligation to Return Collateral for Securities Loaned — (27.6)%		(129,053)
Other Assets Less Liabilities — (0.5)%		(2,196)

Net Assets — 100.0%		$467,714

Net Asset Value Per Share
Institutional Class		$10.81

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveL		DeliverL
8/10/05	CAD	2,629	USD	2,129	15
8/10/05	USD	3,574	CAD	4,425	(35)
8/10/05	EUR	1,407	SEK	12,850	(123)
8/10/05	EUR	2,834	USD	3,690	(259)
8/10/05	USD	6,646	EUR	5,104	467
8/10/05	JPY	1,017	USD	9,583	(379)

					$(314)

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.4% of net assets.
C	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as as inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
D	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
E	Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
F	Denominated in Canadian dollar.
G	Denominated in Swedish krona.
H	Denominated in euro currency.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Collateral to cover futures contracts.
K	Represents actual number of contracts.
L	Definitions of currency abbreviations:

CAD	– Canadian dollar
EUR	– Euro
JPY	– Japanese Yen
SEK	– Swedish krona
USD	– United States dollar

N.M. – Not meaningful.

Portfolio of Investments

June 30, 2005(unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.5%

Corporate Bonds and Notes — 88.2%
Advertising — 0.7%
WDAC Subsidiary Corp.	8.375%	12/1/14	$3,020	$2,884	A

Apparel — 1.6%
Levi Strauss & Co.	9.750%	1/15/15	1,980	1,965
Oxford Industries, Inc.	8.875%	6/1/11	1,484	1,588
Russell Corporation	9.250%	5/1/10	1,666	1,757
The William Carter Company	10.875%	8/15/11	1,479	1,657

				6,967

Auto and Automotive Parts — 1.8%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	1,230	1,252	A
Delphi Corporation	6.550%	6/15/06	3,150	3,063
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,900	3,861

				8,176

Auto Parts and Equipment — 1.2%
Visteon Corporation	8.250%	8/1/10	5,560	5,143

Automotive Retailer — 0.7%
Asbury Automotive Group Inc.	9.000%	6/15/12	3,252	3,325

Banking and Finance — 3.3%
General Motors Acceptance Corporation	7.750%	1/19/10	2,680	2,620
General Motors Acceptance Corporation	6.875%	8/28/12	2,200	2,014
General Motors Acceptance Corporation	8.000%	11/1/31	6,770	6,041
Refco Finance Holdings	9.000%	8/1/12	3,740	3,964

				14,639

Building Materials — 2.4%
American Standard, Inc.	7.375%	2/1/08	31	33
Associated Materials Incorporated	0.000%	3/1/14	5,260	3,340	B
Compression Polymers Holding Corporation	10.500%	7/1/13	580	580	A

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Interface, Inc.	7.300%	4/1/08	411	419
Interface, Inc.	10.375%	2/1/10	2,897	3,187
Nortek, Inc.	8.500%	9/1/14	2,120	1,972
NTK Holdings Inc.	0.000%	3/1/14	2,890	1,358	A,B

				10,889

Cable — 3.8%
Charter Communications Holdings, LLC	9.625%	11/15/09	4,075	3,046
Charter Communications Holdings, LLC	10.250%	9/15/10	2,699	2,729
Charter Communications Holdings, LLC	0.000%	5/15/11	2,220	1,471	B
CSC Holdings Inc.	8.125%	8/15/09	970	982
CSC Holdings Inc.	7.625%	4/1/11	2,450	2,420
CSC Holdings Inc.	7.625%	7/15/18	888	857
EchoStar DBS Corporation	6.350%	10/1/08	610	624	C
EchoStar DBS Corporation	6.625%	10/1/14	2,830	2,794
LodgeNet Entertainment Corporation	9.500%	6/15/13	1,912	2,084

				17,007

Casino Resorts — 2.2%
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	4,420	5,105
Mandalay Resort Group	9.375%	2/15/10	58	65
Mirage Resorts, Incorporated	7.250%	10/15/06	328	337
Premier Entertainment Biloxi LLC	10.750%	2/1/12	4,434	4,301

				9,808

Chemicals — 2.4%
FMC Corporation	10.250%	11/1/09	403	454
Georgia Gulf Corporation	7.625%	11/15/05	17	17
Huntsman International LLC	10.125%	7/1/09	791	814
Innophos, Inc.	8.875%	8/15/14	1,230	1,255	A
Lyondell Chemical Company	10.500%	6/1/13	2,140	2,448
Phosphate Resource Partners Limited Partnership	7.000%	2/15/08	2,040	2,139
PQ Corporation	7.500%	2/15/13	1,280	1,257	A
Westlake Chemical Corporation	8.750%	7/15/11	1,943	2,113

				10,497

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Coal — 0.7%
Alpha Natural Resources LLC	10.000%	6/1/12	2,630	2,906	A

Computer Services and Systems — 0.6%
Activant Solutions, Inc.	9.090%	4/1/10	2,230	2,308	A,C
Activant Solutions, Inc.	10.500%	6/15/11	240	260

				2,568

Containers and Packaging — 2.2%
Graham Packaging Company, Inc.	9.875%	10/15/14	3,280	3,288	A
Graphic Packaging International Corp.	9.500%	8/15/13	2,340	2,358
Owens Brockway Glass Containers	8.750%	11/15/12	1,790	1,973
Portola Packaging, Inc.	8.250%	2/1/12	1,690	1,149
Solo Cup Company	8.500%	2/15/14	1,170	1,094

				9,862

Electric — 1.5%
Mission Energy Holding Company	13.500%	7/15/08	1,200	1,425
The AES Corporation	8.750%	5/15/13	1,400	1,565	A
The AES Corporation	7.750%	3/1/14	1,650	1,790	A
The AES Corporation	9.000%	5/15/15	1,665	1,869

				6,649

Electronics — 0.6%
Spectrum Brands Inc	8.500%	10/1/13	1,740	1,818
Spectrum Brands Inc	7.375%	2/1/15	990	958	A

				2,776

Energy — 2.8%
Calpine Generating Company, LLC	11.500%	4/1/11	290	259	C
Calpine Generating Company, LLC	12.390%	4/1/11	69	63
Elwood Energy LLC	8.159%	7/5/26	3,612	4,073
Midwest Generation LLC	8.560%	1/2/16	2,520	2,778
NRG Energy, Inc.	8.000%	12/15/13	721	761	A
Reliant Energy Inc.	6.750%	12/15/14	4,630	4,526

				12,460

Entertainment — 0.4%
Cinemark, Inc.	0.000%	3/15/14	1,600	1,064	B

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Warner Music Group	7.375%	4/15/14	680	687

				1,751

Environmental Services — 1.4%
Allied Waste North America Incorporated	8.875%	4/1/08	1,522	1,598
Allied Waste North America Incorporated	8.500%	12/1/08	1,125	1,180
Browning- Ferris Industries, Inc.	9.250%	5/1/21	1,270	1,286
Waste Services Inc	9.500%	4/15/14	2,250	2,227	A

				6,291

Food, Beverage and Tobacco — 1.1%
Alliance One International, Inc.	11.000%	5/15/12	290	299	A
Dole Food Company, Inc.	8.875%	3/15/11	21	22
Domino’s, Inc.	8.250%	7/1/11	1,924	2,049
RJ Reynolds Tobacco Holdings Incorporated	6.500%	7/15/10	1,330	1,327	A
Stater Bros. Holdings Inc.	6.910%	6/15/10	1,280	1,267	C

				4,964

Gaming — 0.8%
River Rock Entertainment Authority	9.750%	11/1/11	3,060	3,358

Gas and Pipeline Utilities — 3.6%
ANR Pipeline, Inc.	9.625%	11/1/21	1,604	2,033
Dynegy Holdings Inc.	8.750%	2/15/12	2,480	2,703
Dynegy Holdings Inc.	10.125%	7/15/13	2,235	2,526	A
Southern Natural Gas Company	8.875%	3/15/10	2,015	2,210
The Williams Companies, Inc.	7.500%	1/15/31	800	866
The Williams Companies, Inc.	8.750%	3/15/32	4,674	5,615

				15,953

Health Care — 2.9%
Ardent Health Services	10.000%	8/15/13	3,540	4,279
Tenet Healthcare Corporation	9.875%	7/1/14	5,959	6,391
Tenet Healthcare Corporation	9.250%	2/1/15	2,250	2,334	A

				13,004

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Homebuilding — N.M.
Schuler Homes, Inc.	10.500%	7/15/11	69	76

Lodging/Hotels — N.M.
Host Marriott LP	9.250%	10/1/07	135	146

Machinery — 1.8%
Case New Holland Incorporated	9.250%	8/1/11	1,900	1,995	A
Case New Holland Incorporated	9.250%	8/1/11	1,480	1,554	A
Grant Prideco, Inc.	9.000%	12/15/09	2,202	2,411
Terex Corporation	9.250%	7/15/11	750	814
Terex Corporation	7.375%	1/15/14	1,200	1,242

				8,016

Manufacturing (Diversified) — 2.6%
American Achievement Corp.	8.250%	4/1/12	530	533
Jacuzzi Brands Incorporated	9.625%	7/1/10	3,736	4,091
Ki Holdings Inc.	0.000%	11/15/14	3,037	1,761	B
Koppers Inc.	9.875%	10/15/13	1,394	1,506
MMI Products, Inc.	11.250%	4/15/07	1,690	1,669
Samsonite Corporation	8.875%	6/1/11	1,895	2,013

				11,573

Media — 2.1%
Emmis Operating Company	6.875%	5/15/12	990	980
Lamar Media Corporation	7.250%	1/1/13	1,560	1,646
Paxson Communications Corporation	10.750%	7/15/08	490	483
Paxson Communications Corporation	0.000%	1/15/09	237	221	B
PRIMEDIA Inc.	8.638%	5/15/10	1,630	1,703	C
PRIMEDIA Inc.	8.875%	5/15/11	1,000	1,048
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	1,480	1,554
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	1,540	1,579

				9,214

Medical Care Facilities — 2.6%
Community Health Systems Inc.	6.500%	12/15/12	1,060	1,079
DaVita, Inc.	6.625%	3/15/13	320	330	A
DaVita, Inc.	7.250%	3/15/15	2,800	2,877	A
Extendicare Health Services, Inc.	9.500%	7/1/10	981	1,059
HCA, Inc.	9.000%	12/15/14	56	67
HCA, Inc.	7.690%	6/15/25	2,130	2,282

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
HCA, Inc.	7.500%	11/6/33	190	205
HEALTHSOUTH Corporation	10.750%	10/1/08	1,710	1,778
Select Medical Corporation	7.625%	2/1/15	1,730	1,713A

				11,390

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,667	1,742	D
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150	161

				1,903

Oil and Gas — 7.8%
AmeriGas Partners, L.P.	7.250%	5/20/15	2,090	2,174	A
Belden & Blake Corporation	8.750%	7/15/12	4,195	4,111
Chesapeake Energy Corporation	6.375%	6/15/15	500	512	A
El Paso CGP Co.	7.750%	6/15/10	1,818	1,854
El Paso Corporation	7.625%	8/16/07	2,790	2,860	A
El Paso Corporation	7.800%	8/1/31	570	554
El Paso Corporation	7.750%	1/15/32	2,410	2,350
El Paso Production Holding Company	7.750%	6/1/13	2,130	2,274
Encore Acquisition Company	8.375%	6/15/12	750	814
Encore Acquisition Company	6.250%	4/15/14	310	314
KCS Energy, Inc.	7.125%	4/1/12	1,150	1,173
KCS Energy, Inc.	7.125%	4/1/12	860	877	A
Kerr-McGee Corporation	6.875%	9/15/11	1,960	2,093
Pacific Energy Partners	7.125%	6/15/14	750	781
Parker Drilling Company	9.625%	10/1/13	3,520	3,969
Plains Exploration & Production Company	7.125%	6/15/14	1,340	1,434
Pride International, Inc.	7.375%	7/15/14	1,890	2,074
SESI, LLC	8.875%	5/15/11	1,410	1,505
Suburban Propane Partners LP	6.875%	12/15/13	220	209	A
Suburban Propane Partners LP	6.875%	12/15/13	3,140	2,983

				34,915

Paper and Forest Products — 1.1%
Abitibi-Consolidated Inc.	7.750%	6/15/11	430	432
Georgia-Pacific Corp.	9.500%	12/1/11	1,593	1,924
Georgia-Pacific Corp.	7.700%	6/15/15	46	52
NewPage Corporation	12.000%	5/1/13	2,550	2,525	A

				4,933

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	2,300	2,254

Real Estate — 0.9%
Forest City Enterprises, Inc.	7.625%	6/1/15	255	273
Forest City Enterprises, Inc.	6.500%	2/1/17	1,700	1,696
Ventas Realty, Limited Partnership	8.750%	5/1/09	1,256	1,388
Ventas Realty, Limited Partnership	9.000%	5/1/12	412	474
Ventas Realty, Limited Partnership	6.625%	10/15/14	290	291

				4,122

Rental and Lease Services (Commercial) — 0.8%
NationsRent Inc.	9.500%	10/15/10	2,430	2,649
NationsRent Inc.	9.500%	5/1/15	1,110	1,099	A

				3,748

Retail — 3.2%
Ames True Temper, Inc.	7.141%	1/15/12	2,010	1,910	C
J.C. Penney Company, Inc.	6.875%	10/15/15	1,760	1,892
J.C. Penney Company, Inc.	7.400%	4/1/37	2,440	2,635
Norcraft Companies	9.000%	11/1/11	2,400	2,472
Toys “R” Us, Inc.	7.875%	4/15/13	1,420	1,271
Toys “R” Us, Inc.	7.375%	10/15/18	5,300	4,293

				14,473

Special Purpose — 13.1%
AAC Group Holding Corporation	0.000%	10/1/12	5,790	3,908	A,B
Alamosa Incorporated	11.000%	7/31/10	923	1,035
Alamosa Incorporated	8.500%	1/31/12	1,020	1,070
American Commercial Lines / ACL Finance	9.500%	2/15/15	1,790	1,888	A
Denny’s Holdings, Inc.	10.000%	10/1/12	1,930	2,007
Di Finance Corporation	9.500%	2/15/13	4,930	4,585	A
Goodman Global Holding Company, Inc.	6.410%	6/15/12	400	394	A,C
Goodman Global Holding Company, Inc.	7.875%	12/15/12	1,900	1,757	A
H & E Equipment Services LLC	11.125%	6/15/12	2,980	3,285

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
H Lines Finance Holding Corporation	0.000%	4/1/13	2,570	1,979	A,B
K&F Parent Inc.	11.500%	2/1/15	1,700	1,798	A,E
Milacron Escrow Corporation	11.500%	5/15/11	4,554	4,782
Norcraft Holdings LP	0.000%	9/1/12	1,150	794	B
Qwest Capital Funding, Inc.	7.900%	8/15/10	1,332	1,325
Qwest Capital Funding, Inc.	7.250%	2/15/11	710	680
Rainbow National Services LLC	8.750%	9/1/12	930	1,016	A
Rainbow National Services LLC	10.375%	9/1/14	1,120	1,288	A
Sensus Metering Systems Inc.	8.625%	12/15/13	2,364	2,199
Sithe Independence Funding Corporation	9.000%	12/30/13	1,010	1,086
Targeted Return Index Securities Trust, Series HY-2004-1	7.925%	8/1/15	4,586	4,844	A,F
Texas Genco LLC	6.875%	12/15/14	2,253	2,371	A
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	1,590	1,646	A
TransDigm Funding Corp.	8.375%	7/15/11	1,480	1,569
UCAR Finance Inc.	10.250%	2/15/12	3,176	3,343
UGS Corporation	10.000%	6/1/12	1,640	1,820
Valor Telecommunications	7.750%	2/15/15	2,170	2,132	A
Vanguard Health Holding Company II	9.000%	10/1/14	1,310	1,415
Visant Corp.	7.625%	10/1/12	1,790	1,768
WMG Holdings Corporation	0.000%	12/15/14	1,203	830	A,B

				58,614

Steel Products — 1.1%
Allegheny Technologies, Inc.	8.375%	12/15/11	2,570	2,660
Chaparrel Steel Company	10.000%	7/15/13	2,240	2,251	A

				4,911

Storage Facilities — 0.2%
Mobile Mini, Inc.	9.500%	7/1/13	987	1,092

Telecommunications — 4.8%
AT&T Corp.	9.050%	11/15/11	668	770
CincinnatiBell Inc.	8.375%	1/15/14	3,515	3,603
CincinnatiBell Inc.	8.375%	1/15/14	670	687	A

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	2,440	2,598	A
Qwest Communications International Inc.	7.250%	2/15/11	1,320	1,277
Qwest Communications International Inc.	7.500%	2/15/14	932	882	A
Qwest Corporation	7.875%	9/1/11	1,930	2,012	A
Qwest Corporation	9.125%	3/15/12	250	272	A
Qwest Corporation	6.671%	6/15/13	1,830	1,873	A,C
Qwest Services Corporation	13.500%	12/15/10	4,160	4,805
Telcordia Technologies Inc.	10.000%	3/15/13	2,590	2,422	A

				21,201

Telecommunications (Cellular/Wireless) — 1.9%
Centennial Communications Corporation	8.125%	2/1/14	2,990	3,184
Nextel Communications, Inc.	5.950%	3/15/14	1,562	1,622
Nextel Communications, Inc.	7.375%	8/1/15	1,295	1,399
Rural Cellular Corporation	8.250%	3/15/12	120	126
Ubiquitel Operating Company	9.875%	3/1/11	1,250	1,372
US Unwired Inc.	10.000%	6/15/12	780	868

				8,571

Transportation — 4.0%
American Airlines, Inc.	7.800%	4/1/08	2,590	2,461
Continental Airlines, Inc.	7.568%	12/1/06	164	141
Continental Airlines, Inc.	7.033%	6/15/11	2,486	2,088
Continental Airlines, Inc.	6.748%	3/15/17	1,661	1,363
Continental Airlines, Inc.	7.373%	6/15/17	1,960	1,636
Gulfmark Offshore, Inc.	7.750%	7/15/14	2,250	2,368
Horizon Lines, LLC	9.000%	11/1/12	2,640	2,766	A
Kansas City Southern Railway	9.500%	10/1/08	779	849
OMI Corporation	7.625%	12/1/13	2,179	2,171
Progress Rail Corp.	7.750%	4/1/12	1,830	1,853	A

				17,696

Water Utilities — 0.6%
National Waterworks, Inc.	10.500%	12/1/12	2,440	2,745

Total CorporateBonds and Notes (Identified Cost — $393,610)				393,470

Mortgage-Backed Securities — 0.2%
Fixed Rate Securities — 0.2%

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Blackrock Capital Finance L.P. 1996-R1	9.471%	9/25/26	1,369	918
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	473	86

Total Mortgage-Backed Securities (Identified Cost — $1,049)				1,004

Yankee Bonds G — 8.7%
Aluminum — 0.3%
Novelis, Inc.	7.250%	2/15/15	1,540	1,546	A

Cable — 0.4%
Rogers Cable Inc.	5.500%	3/15/14	1,650	1,555

Chemicals — 1.5%
Rhodia SA	10.250%	6/1/10	6,140	6,585

Foreign Governments — 0.2%
Federative Republic ofBrazil	14.500%	10/15/09	800	1,040

Media — 0.7%
Kabel Deutschland GmbH	10.625%	7/1/14	2,935	3,184	A

Oil and Gas — 0.8%
Western Oil Sands Inc.	8.375%	5/1/12	3,285	3,741

Paper and Forest Products — 1.0%
Abitibi Consolidated Inc.	6.910%	6/15/11	987	980	C
Abitibi Consolidated Inc.	8.375%	4/1/15	2,210	2,254
Domtar Inc.	7.875%	10/15/11	1,030	1,089

				4,323

Services — 0.4%
Compagnie Generale De Geophysique	7.500%	5/15/15	1,660	1,730	A

Special Purpose — 0.5%
MDP Acquisitions PLC	9.625%	10/1/12	2,140	2,140

Steel Producers — 0.4%
Ispat Inland Ulc	9.750%	4/1/14	1,690	1,969

Telecommunications — 1.0%
INTELSAT	7.625%	4/15/12	4,910	4,321

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Telecommunications (Cellular/Wireless) — 0.7%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,876		2,202
Rogers Wireless Communications Inc.	8.000%	12/15/12	670		722

					2,924

Transportation — 0.3%
Teekay Shipping Corporation	8.875%	7/15/11	1,195		1,364

Exploration and Production — 0.5%
Ocean Rig Norway AS	8.375%	7/1/13	2,140		2,167	A

Total YankeeBonds (Identified Cost — $35,666)					38,589

Common Stocks — 0.1%
Engineering and Construction — 0.1%
Washington Group International, Inc.			8	shs	408	E,H

Total Common Stocks (Identified Cost — $51)					408
Preferred Stocks — 0.2%
Paxson Communications Corporation			0.156	shs	1,003	E

Total Preferred Stocks (Identified Stocks — $1,153)					1,003
Warrants — 0.1%
American Tower Corporation			1	wts	218	A,H
Next Generation Network, Inc.			3		0	A,H
Washington Group International, Series A			5		113	H
Washington Group International, Series B			6		112	H
Washington Group International, Series C			3		55	H

					498

Total Warrants (Identified Cost — $48)					498

Total Long-Term Securities (Identified Cost — $431,577)					434,972

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Short-Term Securities — 2.6%
Repurchase Agreements — 2.6%
Goldman, Sachs & Company 3.25%, dated 6/30/05, to be repurchased at $11,779 on 7/1/05 (Collateral: $12,090 Fannie Mae notes, 3.55%, due 11/16/07, value $12,067)			11,778	11,778

Total Short-Term Securities (Identified Cost — $11,778)				11,778
Total Investments — 100.1% (Identified Cost — $443,355)				446,750
Other Assets Less Liabilities — (0.1)%				(375)

Net Assets — 100.0%				$446,375

Net Asset Value Per Share

Institutional Class				$10.38

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 24% of net assets.
B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.
D	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
E	Pay-in-Kind (“PIK”) security – A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Targeted Return Index Securities “TRAIN” – Portfolio of corporate bonds purchased in the secondary market.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H	Non-income producing.

N.M. – Not meaningful.

Portfolio of Investments

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Non - U.S. Opportunity Bond Portfolio

	Rate	Maturity Date	Par A	Value
Long-Term Securities — 86.0%

Australian Dollar — 3.8%
Government Obligations — 3.8%
Commonwealth of Australia	5.250%	8/15/10	2,280	$1,746
Commonwealth of Australia	6.500%	5/15/13	1,080	895
Queensland Treasury Corp	6.000%	6/14/11	1,100	869

Total Australian Dollar				3,510

British Sterling — 10.9%
Corporate Bonds and Notes — 0.8%
Banking and Finance — 0.4%
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	377

Diversified Financial Services — 0.4%
Irish Nationwide Building Society	5.875%	12/15/08	200	371

Government Obligations — 10.1%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	1,030	2,646
United Kingdom Treasury Stock	5.000%	3/7/12	3,380	6,372
United Kingdom Treasury Stock	4.750%	9/7/15	230	432

				9,450

Total British Sterling				10,198

Canadian Dollar — 0.5%
Government Obligations — 0.5%
Canadian Real Return Bond	4.000%	12/1/31	420	493	B

Danish Krone — 5.2%
Government Obligations — 5.2%
Kingdom of Denmark	5.000%	11/15/13	26,000	4,860

Euro — 52.8%
Corporate Bonds and Notes — 8.1%
Banks — 2.7%
Bank Nederlandse Gemeenten NV	5.625%	10/25/10	1,850	2,567

Portfolio of Investments - Continued

Western Asset Non - U.S. Opportunity Bond Portfolio - Continued

	Rate	Maturity Date	Par A	Value
Diversified Financial Services — 2.6%
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	2,430
Investment Banking/Brokerage — 2.8%
Caisse de Refinancement L’ Habitat	4.200%	4/25/11	2,000	2,613

				7,610

U.S. Government and Agency Obligations — 1.3%
Freddie Mac	5.750%	9/15/10	900	1,246

Government Obligations — 43.4%
Federal Republic of Finland	5.375%	7/4/13	2,670	3,790
Federal Republic of Germany	2.500%	9/22/06	3,490	4,243
Federal Republic of Germany	3.250%	4/17/09	2,400	2,998
Federal Republic of Germany	3.500%	10/9/09	704	888
Federal Republic of Germany	3.250%	4/9/10	7,710	9,631
Federal Republic of Germany	4.250%	1/4/14	3,860	5,100
French Republic	5.000%	10/25/11	2,970	4,066
Kingdom of Spain	5.750%	7/30/32	2,600	4,253
Kingdom of the Netherlands	5.500%	1/15/28	1,820	2,829
Republic of France	3.000%	7/25/09	2,174	2,893

				40,691

Total Euro				49,547

Hungarian Forint — 1.0%
Government Obligations — 1.0%
Republic of Hungary	8.250%	10/12/09	82,630	431
Republic of Hungary	8.000%	2/12/15	89,270	489

				920

Total Hungarian Forint				920

Norwegian Krone — 1.8%
Foreign Government Obligations — 1.8%
Kingdom of Norway	6.500%	5/15/13	9,070	1,688

Polish Zloty — 2.9%
Yankee Bonds — 1.0%
Republic of Poland	6.000%	5/24/09	2,910	911

Portfolio of Investments - Continued

Western Asset Non - U.S. Opportunity Bond Portfolio - Continued

	Rate	Maturity Date	Par A	Value
Government Obligations — 1.9%
Republic of Poland	6.250%	10/24/15	5,430	1,828

Total Polish Zloty				2,739

Swedish Krona — 7.1%
Corporate Bonds and Notes — 3.1%
Stadshypotek AB	6.000%	3/18/09	20,000	2,890

Government Obligations — 4.0%
Kingdom of Sweden	5.500%	10/8/12	25,000	3,782

Total Swedish Krona				6,672

Total Long-Term Securities (Identified Cost — $73,353)				80,627

Short-Term Securities — 0.4%
Repurchase Agreements — 0.4%
Lehman Brothers, Inc. 3.25%, dated 6/30/05, to be repurchased at $424 on 7/1/05 (Collateral: $430 Fannie Mae notes, 4.72%, due 3/15/10, value $438)			424	424

(Identified Cost — $424)				424

Total Investments — 86.4% (Identified Cost — $73,777)				$81,051
Other Assets Less Liabilities — 13.6%				12,748

Net assets — 100.0%				$93,799

Net Asset Value Per Share:				$11.36

Open Forward Currency Exchange Contracts

	Contract to
Settlement Date	ReceiveC		DeliverC		Unrealized Gain/(Loss)
8/10/05	CAD	548	USD	436	$11
8/10/05	USD	889	CAD	1,100	(8)
8/10/05	DKK	4,380	USD	744	(32)
8/10/05	USD	5,868	DKK	33,581	413
8/10/05	EUR	5,476	AUD	9,158	(162)
8/10/05	EUR	6,030	NOK	49,082	(106)
8/10/05	EUR	1,316	PLN	5,524	(28)
8/10/05	EUR	1,024	USD	1,301	(62)
8/10/05	NOK	40,876	EUR	5,026	87
8/10/05	USD	65,010	EUR	49,973	4,509
8/10/05	HUF	89,708	USD	442	(5)
8/10/05	USD	1,776	HUF	359,261	25
8/10/05	NOK	17,527	USD	2,800	(118)
8/10/05	USD	3,875	NOK	24,230	167
8/10/05	SEK	26,606	USD	3,779	(366)
8/10/05	USD	11,207	SEK	78,867	1,091
8/10/05	USD	10,640	GBP	5,674	490
8/10/05	USD	1,778	PLN	5,957	(1)

					$5,905

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Inflation Protected Security - A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
C	Definitions of currency abbreviations

AUD – Australian dollar

CAD – Canadian dollar

DKK – Danish Krona

EUR – Euro

GBP – British pound

HUF – Hungarian Forint

NOK – Norwegian Krone

PLN – Polish Zloty

SEK – Swedish Krona

USD – United States dollar

Swap Agreements

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

Agreement With	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.36% Quarterly	$2,275	$(14)

Deutsche Bank (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	2,400	10

Lehman Brothers Holdings Inc. (Bear Stearns Co., 7.625%, due 12/7/09)[1]	March 20, 2015	0.47% Quarterly	Specified amount upon credit event noticeC	1,400	8

Lehman Brothers Holdings Inc. (Bear Stearns Co., 7.625%, due 12/7/09)[1]	June 20, 2015	0.55% Quarterly	Specified amount upon credit event noticeC	1,000	0

Lehman Brothers Holdings Inc. (Countrywide Financial, 6.60%, due 1/15/12)[1]	March 20, 2015	0.69% Quarterly	Specified amount upon credit event noticeC	1,400	19

Lehman Brothers Holdings Inc. (Citigroup Inc., 6.50%, due 1/18/11)[1]	March 20, 2015	0.31% Quarterly	Specified amount upon credit event noticeC	1,400	7

Lehman Brothers Holdings Inc. (Citigroup Inc., 6.50%, due 1/18/11)[1]	June 20, 2015	0.36% Quarterly	Specified amount upon credit event noticeC	1,000	2

Lehman Brothers Holdings Inc. (Credit Suisse First Boston, USA 6.50%, due 1/15/12)[1]	June 20, 2015	0.46% Quarterly	Specified amount upon credit event noticeC	1,000	5

Lehman Brothers Holdings Inc. (Dynergy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	3-month LIBORD Quarterly	2,200	18

Lehman Brothers Holdings Inc. (J.P. Morgan Chase & Co., 3.50%, due 3/15/09)[1]	March 20, 2015	0.43% Quarterly	Specified amount upon credit event noticeC	1,400	10

Lehman Brothers Holdings Inc. (J.P. Morgan Chase & Co., 3.50%, due 3/15/09)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	1,000	1

Lehman Brothers Holdings Inc. (Merrill Lynch & Co., Inc 6.00%, due 2/17/09)[1]	March 20, 2015	0.45% Quarterly	Specified amount upon credit event noticeC	1,400	7

Lehman Brothers Holdings Inc. (Merrill Lynch & Co., Inc, 6.00%, due 2/17/09)[1]	June 20, 2015	0.51% Quarterly	Specified amount upon credit event noticeC	1,000	1

Lehman Brothers Holdings Inc. (Morgan Stanely Dean Witter, 6.60%, due 4/1/12)[1]	March 20, 2015	0.44% Quarterly	Specified amount upon credit event noticeC	1,400	10

Lehman Brothers Holdings Inc. (Morgan Stanley Dean Witter, 6.60%, due 4/1/12)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	1,000	2

Lehman Brothers Holdings Inc. (Student Loan Marketing Association 5.125%, due 8/27/12)[1]	June 20, 2015	0.45% Quarterly	Specified amount upon credit event noticeC	1,000	3

Lehman Brothers Holdings Inc. (The Goldman Sachs Group, Inc 6.60%, due 1/15/12)[1]	March 20, 2015	0.44% Quarterly	Specified amount upon credit event noticeC	1,400	10

Lehman Brothers Holdings Inc. (The Goldman Sachs Group, Inc 6.60%, due 1/15/12)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	1,000	2

Lehman Brothers Holdings Inc. (Wachovia Corporation, 3.50%, due 8/15/08)[1]	March 20, 2015	0.32% Quarterly	Specified amount upon credit event noticeC	1,400	3

Lehman Brothers Holdings Inc. (Wachovia Corporation, 3.50%, due 8/15/08)[1]	June 20, 2015	0.34% Quarterly	Specified amount upon credit event noticeC	1,000	1

Lehman Brothers Holdings Inc. (Washington Mutual, Inc., 4.375%, due 1/15/08)[1]	March 20, 2015	0.55% Quarterly	Specified amount upon credit event noticeC	1,400	21

Lehman Brothers Holdings Inc. (Wells Fargo & Company, 3.50%, due 4/4/08)[1]	March 20, 2015	0.32% Quarterly	Specified amount upon credit event noticeC	1,400	1

Lehman Brothers Holdings Inc. (Wells Fargo & Company, 3.98%, due 10/19/10)[1]	June 20, 2015	0.34% Quarterly	Specified amount upon credit event noticeC	1,000	(1)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event notice A	0.50% Quarterly	10,000	(25)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event notice A	0.50% Quarterly	1,940	(13)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event notice A	0.50% Quarterly	11,890	(84)

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event notice A	0.90% Quarterly	6,500	(24)

				$61,205	$(19)

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.36% Quarterly	100	(1)

JP Morgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.58% Quarterly	200	(1)

Lehman Brothers Holdings Inc. (Bear Stearns Co., 7.625%, due 12/7/09)[1]	March 20, 2015	0.47% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (Bear Stearns Co., 7.625%, due 12/7/09)[1]	June 20, 2015	0.55% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Citigroup Inc., 6.50%, due 1/18/11)[1]	March 20, 2015	0.31% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (Citigroup Inc., 6.50%, due 1/18/11)[1]	June 20, 2015	0.36% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Credit Suisse First Boston, USA 6.50%, due 1/15/12)[1]	June 20, 2015	0.46% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Countrywide Financial, 6.60%, due 1/15/12)[1]	March 20, 2015	0.69% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (J.P. Morgan Chase & Co., 3.50%, due 3/15/09)[1]	March 20, 2015	0.43% Quarterly	Specified amount upon credit event noticeC	100	1

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (J.P. Morgan Chase & Co., 3.50%, due 3/15/09)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Merrill Lynch & Co., Inc, 6.00%, due 2/17/09)[1]	March 20, 2015	0.45% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (Merrill Lynch & Co., Inc, 6.00%, due 2/17/09)[1]	June 20, 2015	0.51% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Morgan Stanley Dean Witter, 6.60%, due 4/1/12)[1]	March 20, 2015	0.44% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (Morgan Stanley Dean Witter, 6.60%, due 4/1/12)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Student Loan Marketing Association 5.125%, due 8/27/12)[1]	June 20, 2015	0.45% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (The Goldman Sachs Group, Inc, 6.60%, due 1/15/12)[1]	March 20, 2015	0.44% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (The Goldman Sachs Group, Inc 6.60%, due 1/15/12)[1]	June 20, 2015	0.52% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Wachovia Corporation, 3.50%, due 8/15/08)[1]	March 20, 2015	0.32% Quarterly	Specified amount upon credit event noticeC	100	0

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (Wachovia Corporation, 3.50%, due 8/15/08)[1]	June 20, 2015	0.34% Quarterly	Specified amount upon credit event noticeC	60	0

Lehman Brothers Holdings Inc. (Washington Mutual, Inc., 4.375%, due 1/15/08)[1]	March 20, 2015	0.55% Quarterly	Specified amount upon credit event noticeC	100	1

Lehman Brothers Holdings Inc. (Wells Fargo & Company, 3.50%, due 4/4/08)[1]	March 20, 2015	0.32% Quarterly	Specified amount upon credit event noticeC	100	0

Lehman Brothers Holdings Inc. (Wells Fargo & Company, 3.98%, due 10/19/10)[1]	June 20, 2015	0.34% Quarterly	Specified amount upon credit event noticeC	60	(0)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.50% Quarterly	600	(1)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.50% Quarterly	110	(1)

Lehman Brothers Holdings Inc. (iBoxx IG 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.50% Quarterly	660	(5)

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	400	(1)

Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event noticeA	3.75% Quarterly	396	—

The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event noticeA	4.30% Quarterly	248	6

				$4,314	$4

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	4.830% Quarterly	12,500	298

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORD + 160 bp, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	784	(1)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORD + 250 bp, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBORD + 138 bp, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBORD + 220 bp, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORD +190 bp, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeC	1,046	2

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBORD + 130 bp, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBORD + 200 bp, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeC	784	9

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORD + 300 bp, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeC	1,046	9

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBORD + 225 bp, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeC	784	0

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBORD + 350 bp, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	784	8

Credit Suisse First Boston USA (Eastman Kodak Company 7.25%, due 11/15/2013)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.400% Quarterly	6,500	(69)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORD + 180 bp, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORD + 315 bp, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeC	784	8

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORD + 100 bp, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeC	784	6

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBORD + 135 bp, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M8, 1-Month LIBORD + 190 bp, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	784	(1)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M9, 1-Month LIBORD + 325 bp, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORD + 350 bp, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	1,046	6

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORD + 275 bp, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeC	784	6

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORD + 170 bp, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORD + 325 bp, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	1,046	9

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORD + 140 bp, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORD + 205 bp, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeC	784	9

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORD + 195 bp, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORD + 135 bp, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	784	(1)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBORD + 240 bp, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBORD + 153 bp, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBORD + 215 bp, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeC	784	8

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBORD + 130 bp, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	784	(0)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORD + 375 bp, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeC	1,046	7

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORD + 135 bp, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	784	(1)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORD + 225 bp, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORD + 130 bp, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	784	(1)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORD + 205 bp, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	4

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBORD + 155 bp, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeC	784	1

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBORD + 250 bp, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeC	784	9

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBORD + 230 bp, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeC	1,046	1

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBORD + 260 bp, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	784	5

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORD + 165 bp, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeC	784	(1)

Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.360% Quarterly	1,170	(7)

Deutsche Bank AG (Dynergy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.250% Quarterly	3,340	188

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.250% Quarterly	1,100	(17)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.670% Quarterly	1,300	(50)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice A	0.215% Quarterly	11,700	(22)

Deutsche Bank AG (Ford Motor Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeA	2.930% Quarterly	1,700	(283)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.290% Quarterly	15,600	63

Deutsche Bank AG (General Motors Acceptance Corporation 6.875%, due 8/28/12)[1]	March 20, 2007	Specified amount upon credit event noticeA	2.280% Quarterly	5,000	(30)

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (General Motors Corporation 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeA	3.510% Quarterly	1,700	(319)

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	7,400	98

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeC	7,400	(55)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeA	1.25% Quarterly	9,740	(64)

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	25,000	294

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeA	1.30% Quarterly	8,320	(176)

Deutsche Bank AG2	January 14, 2007	3-month LIBORD	3.571% Semi-Annually	150,920	(825)

Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.3132% Semi-Annually	31,430	263

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.250% Quarterly	10,000	(505)

Lehman Brothers Holdings Inc. NM(iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeC	8,800	147

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.50% Quarterly	13,900	52

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeC	800	13

Lehman Brothers Holdings Inc.[2]	October 28, 2014	4.378% Semi-annually	3-month LIBORD	87,400	(270)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric, 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeA	0.420% Quarterly	2,100	11

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.670% Quarterly	1,400	(54)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.750% Quarterly	1,900	46

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.680% Quarterly	25,000	(310)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.000% Quarterly	5,000	180

The Goldman Sachs Group, Inc. (General Motors Acceptance Corp. 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	8.950% Quarterly	5,000	397

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.50% Quarterly	5,200	20

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	50,000	(603)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	50,000	(820)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.050% Quarterly	17,000	(205)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.050% Quarterly	33,200	(401)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	50,000	(820)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	18,700	93

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	35,690	224

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	33,900	333

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	100,000	1,323

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	40,700	675

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	22,490	97

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	100,000	1,990

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	17,600	88

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	35,200	242

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	45,500	(49)

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.70% Quarterly	5,300	39

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	26,500	(423)

The Goldman Sachs Group, Inc.[2]	October 18, 2014	4.492% Semi-annually	3-month LIBORD	39,000	(458)

WESTERN ASSET CORE BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.300% Quarterly	10,000	(271)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.530% Quarterly	25,000	(455)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.900% Quarterly	2,400	(11)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.750% Quarterly	7,500	(75)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.800% Quarterly	5,900	18

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.100% Quarterly	5,800	83

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.700% Quarterly	12,500	458

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	8.400% Quarterly	12,500	779

RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeC	17,900	(181)

				$1,319,964	807

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	4.830% Quarterly	12,500	298

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORD + 160 bp, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORD + 250 bp, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	7

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBORD + 138 bp, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBORD + 220 bp, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeC	1,122	8

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORD +190 bp, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeC	1,494	3

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBORD + 200 bp, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeC	1,122	12

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBORD + 130 bp, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORD + 300 bp, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeC	1,494	13

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBORD + 225 bp, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeC	1,122	0

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBORD + 350 bp, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	1,122	11

Credit Suisse First Boston USA (Eastman Kodak Company 7.25%, due 11/15/2013)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.400% Quarterly	9,000	(96)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORD + 315 bp, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeC	1,122	12

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORD + 180 bp, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORD + 100 bp, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeC	1,122	8

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBORD + 135 bp, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M8, 1-Month LIBORD + 190 bp, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M9, 1- Month LIBORD + 325 bp, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	7

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORD + 350 bp, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	1,494	9

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORD + 170 bp, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORD + 275 bp, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeC	1,122	9

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORD + 325 bp, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeC	1,494	13

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORD + 140 bp, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORD + 205 bp, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeC	1,122	12

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORD + 195 bp, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	7

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORD + 135 bp, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBORD + 153 bp, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBORD + 240 bp, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeC	1,122	8

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORD + 375 bp, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeC	1,494	9

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORD + 225 bp, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	7

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORD + 135 bp, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORD + 130 bp, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORD + 205 bp, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	6

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBORD + 215 bp, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeC	1,122	12

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBORD + 130 bp, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeC	1,122	(1)

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBORD + 250 bp, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeC	1,122	13

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBORD + 155 bp, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeC	1,122	2

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBORD + 230 bp, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeC	1,494	2

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBORD + 260 bp, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeC	1,122	7

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORD + 165 bp, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeC	1,122	(2)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeA	1.2500% Quarterly	50,000	(287)

Credit Suisse First Boston USA (iBoxx HY 2B)[1]	September 20, 2009	Specified amount upon credit event noticeA	4.3000% Quarterly	4,950	285

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeC	25,000	294

Credit Suisse First Boston USA (iBoxx HY 3 )[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,078	116

Credit Suisse First Boston USA (iBoxx HY 3 )[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,078	116

Credit Suisse First Boston USA (iBoxx HY 3 )[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	15,539	41

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (iBoxx HY 3 )[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	11,532	(56)

Credit Suisse First Boston USA[2]	October 28, 2014	4.3780% Semi-annually	3-month LIBORD	124,400	(384)

Deutsche Bank AG (Apache Corporation 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.360% Quarterly	1,265	(8)

Deutsche Bank AG (Dynergy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeA	2.9500% Quarterly	2,250	36

Deutsche Bank AG (Dynergy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.2500% Quarterly	3,460	194

Deutsche Bank AG (Eastman Kodak Company 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.250% Quarterly	1,600	(24)

Deutsche Bank AG (Eastman Kodak Company 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.670% Quarterly	1,900	(73)

Deutsche Bank AG (Eastman Kodak Company 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.670% Quarterly	1,900	(73)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeA	0.2150% Quarterly	17,000	(31)

Deutsche Bank AG (Ford Motor Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeA	2.930% Quarterly	2,600	(433)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Freddie Mac 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.290% Quarterly	25,100	101

Deutsche Bank AG (General Motors Acceptance Corporation, 6.75%, due 12/1/14)//[1]	December 20, 2005	Specified amount upon credit event noticeA	1.750% Quarterly	8,400	25

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	2.280% Quarterly	5,500	(33)

Deutsche Bank AG (General Motors Corporation 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeA	3.510% Quarterly	2,600	(488)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeC	6,450	(48)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.2500% Quarterly	Specified amount upon credit event noticeC	9,500	126

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeC	9,500	(71)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeA	4.2500% Quarterly	9,800	343

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	4.2500% Quarterly	Specified amount upon credit event noticeC	1,862	(68)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx 100 IG)[1]	March 20, 2009	4.2500% Quarterly	Specified amount upon credit event noticeC	3,636	73

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeA	5.0000% Quarterly	4,884	192

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeA	1.2500% Quarterly	13,760	(90)

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeA	5.0000% Quarterly	9,767	348

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeA	4.8000% Quarterly	2,559	197

Deutsche Bank AG (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.6000% Quarterly	23,384	395

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeA	1.3000% Quarterly	11,560	(244)

Deutsche Bank AG2	January 14, 2007	3-month LIBORD	3.571% Quarterly	199,990	(1,093)

Deutsche Bank AG2	January 10, 2008	3-month LIBORD	3.7538% Semi-Annually	143,500	(868)

Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.3132% Semi-Annually	41,570	348

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co.[2]	October 18, 2014	4.4926% Semi-annually	3-month LIBORD	51,300	(607)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	3.650% Quarterly	25,000	(1,262)

Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeC	9,000	(58)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeC	1,500	24

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeC	12,600	210

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,225	33

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,323	(45)

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,323	(45)

Lehman Brothers Holdings Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.5000% Quarterly	19,700	74

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (Pacific Gas & Electric,) 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeB	0.4200% Quarterly	2,980	16

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.750% Quarterly	2,500	60

The Goldman Sachs Group, Inc. (General Motors Acceptance Corp. 6.875%, due 8/28/12 )[1]	June 20, 2010	Specified amount upon credit event noticeA	5.750% Quarterly	10,000	268

The Goldman Sachs Group, Inc. (General Motors Acceptance Corp. 6.875%, due 8/28/12 )[1]	June 20, 2010	Specified amount upon credit event noticeA	4.900% Quarterly	10,000	356

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.950% Quarterly	500	17

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.000% Quarterly	5,000	180

The Goldman Sachs Group, Inc. (General Motors Acceptance Corp. 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	8.950% Quarterly	5,000	397

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	13,095	51

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	2,912	64

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeA	4.0000% Quarterly	3,714	42

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG HY 3)[1]	December 20, 2009	4.0000% Quarterly	Specified amount upon credit event noticeC	5,922	(21)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.050% Quarterly	22,600	(176)

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.5000% Quarterly	7,500	28

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.050% Quarterly	44,300	238

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.400% Quarterly	7,100	104

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	50,000	212

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.600% Quarterly	7,029	83

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	50,000	44

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.600% Quarterly	2,376	53

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.400% Quarterly	4,000	74

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.600% Quarterly	3,168	101

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.400% Quarterly	4,200	67

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.400% Quarterly	3,800	89

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	24,800	123

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	50,000	681

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	63,500	1,049

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	100,000	1,742

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	29,800	129

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	56,600	938

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.400% Quarterly	3,000	63

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.900% Quarterly	100,000	853

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	23,300	116

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	46,700	321

The Goldman Sachs Group, Inc. (iBoxx IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.40% Quarterly	61,600	411

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.7000% Quarterly	7,600	55

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.2150% Semi-annually	37,270	(594)

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORD	100,000	1,556

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	October 18, 2014	4.4915% Semi-annually	3-month LIBORD	54,000	(635)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	4.300% Quarterly	5,000	(136)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.900% Quarterly	5,440	(26)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.750% Quarterly	7,500	(75)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.800% Quarterly	7,500	23

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.100% Quarterly	8,000	114

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.700% Quarterly	12,500	458

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	8.400% Quarterly	12,500	779

				$2,082,519	$7,857

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO

Security	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY4)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.60% Quarterly	$9,900	$(25)

J.P. Morgan Chase & Co. (Ford Motor Company, 7.00%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	2.90% Quarterly	5,000	(241)

J.P. Morgan Chase & Co. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	11,700	27

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeA	3.625% Quarterly	2,500	13

Merrill Lynch & Co., Inc. (Ford Motor Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.50% Quarterly	2,500	124

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2007	Specified amount upon credit event noticeA	3.55% Quarterly	5,000	(254)

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	5,000	(68)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.50% Quarterly	7,500	(148)

				$49,100	$(572)

//A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.

//B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

//C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.

//D	London Interbank Offered Rate.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc.’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By: /s/ James W. Hirschmann

James W. Hirschmann

President

Western Asset Funds, Inc.

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Hirschmann

James W. Hirschmann

President

Western Asset Funds, Inc.

Date: August 29 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski

Treasurer and Principal Financial and Accounting Officer

Western Asset Funds, Inc.

Date: August 24, 2005